JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 23.9%
U.S. Treasury Bonds
3.13%, 2/15/2043	565	661
2.88%, 5/15/2043	22,775	25,627
3.63%, 8/15/2043	27,650	35,005
3.75%, 11/15/2043	12,028	15,532
3.63%, 2/15/2044	17,780	22,565
2.50%, 2/15/2045	25,900	27,376
2.88%, 8/15/2045	2,300	2,603
2.25%, 8/15/2046	7,778	7,838
3.00%, 2/15/2048	670	781
3.13%, 5/15/2048	3,757	4,483
2.25%, 8/15/2049	4,785	4,827
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	300	413
3.63%, 4/15/2028	799	1,623
2.50%, 1/15/2029	300	432
U.S. Treasury Inflation Indexed Notes
1.38%, 1/15/2020	607	721
0.13%, 1/15/2022	2,453	2,766
U.S. Treasury Notes
1.50%, 5/15/2020	15,000	14,989
2.38%, 12/31/2020	880	886
2.63%, 5/15/2021	1,006	1,019
3.13%, 5/15/2021	2,250	2,296
2.13%, 8/15/2021	13,000	13,098
1.25%, 10/31/2021	20,000	19,844
2.00%, 10/31/2021	1,100	1,107
1.88%, 11/30/2021	5,100	5,123
1.75%, 2/28/2022	12,700	12,732
1.75%, 7/15/2022	5,000	5,017
1.63%, 8/31/2022	3,000	3,001
2.00%, 10/31/2022	1,650	1,668
1.50%, 2/28/2023	3,000	2,989
1.75%, 5/15/2023	2,221	2,230
2.50%, 5/15/2024	8,840	9,165
1.88%, 8/31/2024	569	575
2.25%, 11/15/2024	400	411
2.88%, 4/30/2025	1,212	1,287
2.25%, 2/15/2027	11,738	12,153
1.63%, 8/15/2029	430	424
U.S. Treasury STRIPS Bonds
2.66%, 5/15/2020 (a)	1,535	1,524
2.41%, 2/15/2021 (a)	14,685	14,385
2.03%, 5/15/2021 (a)	20,675	20,186
3.78%, 8/15/2021 (a)	6,100	5,927
3.32%, 11/15/2021 (a)	11,340	10,975
2.87%, 2/15/2022 (a)	15,768	15,190
2.51%, 5/15/2022 (a)	18,545	17,795
3.08%, 8/15/2022 (a)	1,905	1,821
2.80%, 11/15/2022 (a)	14,400	13,712
3.51%, 2/15/2023 (a)	38,462	36,469
3.10%, 5/15/2023 (a)	14,070	13,273
2.34%, 8/15/2023 (a)	13,900	13,060
2.49%, 11/15/2023 (a)	4,845	4,529
1.81%, 2/15/2024 (a)	11,355	10,565
1.78%, 8/15/2024 (a)	10,600	9,772
7.03%, 5/15/2026 (a)	1,500	1,334
3.54%, 8/15/2026 (a)	1,592	1,410
4.32%, 5/15/2027 (a)	6,550	5,710
12.30%, 11/15/2032 (a)	4,140	3,181
4.03%, 2/15/2033 (a)	5,500	4,200
4.57%, 5/15/2033 (a)	16,500	12,506
6.29%, 8/15/2033 (a)	3,050	2,299
3.96%, 2/15/2034 (a)	9,500	7,068
4.78%, 5/15/2034 (a)	3,600	2,660
3.97%, 8/15/2034 (a)	1,650	1,212
2.35%, 11/15/2041 (a)	500	303

TOTAL U.S. TREASURY OBLIGATIONS (Cost $465,427)		494,333

CORPORATE BONDS — 23.7%
Aerospace & Defense — 0.4%
Airbus Finance BV (France) 2.70%, 4/17/2023 (b)	557	568
Airbus SE (France) 3.95%, 4/10/2047 (b)	150	172
Boeing Co. (The) 3.95%, 8/1/2059	775	850
L3Harris Technologies, Inc. 3.83%, 4/27/2025	850	906
Northrop Grumman Corp. 3.25%, 1/15/2028	200	208
Precision Castparts Corp. 3.25%, 6/15/2025	897	944
Rockwell Collins, Inc.
3.20%, 3/15/2024	350	364
4.35%, 4/15/2047	199	236
United Technologies Corp.
3.95%, 8/16/2025	215	234
4.45%, 11/16/2038	210	250
4.50%, 6/1/2042	2,799	3,375
4.15%, 5/15/2045	543	628

		8,735

Airlines — 0.0% (c)
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	148	157

Automobiles — 0.0% (c)
Daimler Finance North America LLC (Germany) 2.25%, 3/2/2020 (b)	305	305

Banks — 4.7%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (b)	1,216	1,318
AIB Group plc (Ireland) 4.75%, 10/12/2023 (b)	1,165	1,245

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ANZ New Zealand Int’l Ltd. (New Zealand) 2.85%, 8/6/2020 (b)	402	404
ASB Bank Ltd. (New Zealand) 3.13%, 5/23/2024 (b)	905	931
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b)	263	281
Banco Santander SA (Spain) 3.13%, 2/23/2023	400	407
Bank of America Corp.
3.30%, 1/11/2023	885	915
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (d)	588	599
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (d)	1,855	1,885
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (d)	1,747	1,784
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (d)	547	568
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (d)	526	542
3.25%, 10/21/2027	1,189	1,240
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (d)	1,700	1,813
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (d)	4,975	5,216
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (d)	1,000	1,131
(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 3/15/2050 (d)	1,000	1,203
Bank of Montreal (Canada) 2.10%, 12/12/2019	3,000	3,000
Banque Federative du Credit Mutuel SA (France)
3.75%, 7/20/2023 (b)	540	566
2.38%, 11/21/2024 (b)	813	811
Barclays plc (United Kingdom) 3.65%, 3/16/2025	1,000	1,032
BNP Paribas SA (France)
3.50%, 3/1/2023 (b)	290	300
3.38%, 1/9/2025 (b)	425	440
BNZ International Funding Ltd. (New Zealand)
2.10%, 9/14/2021 (b)	450	449
2.65%, 11/3/2022 (b)	632	639
Capital One Bank USA NA 3.38%, 2/15/2023	300	309
Citigroup, Inc.
2.70%, 3/30/2021	778	784
3.88%, 3/26/2025	500	528
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (d)	355	368
4.40%, 6/10/2025	865	934
3.40%, 5/1/2026	1,000	1,050
4.30%, 11/20/2026	1,200	1,307
6.63%, 1/15/2028	250	316
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (d)	1,573	1,670
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (d)	1,000	1,090
8.13%, 7/15/2039	223	369
4.65%, 7/23/2048	1,021	1,267
Citizens Bank NA 3.70%, 3/29/2023	720	753
Commonwealth Bank of Australia (Australia)
3.45%, 3/16/2023 (b)	600	624
4.50%, 12/9/2025 (b)	832	901
2.85%, 5/18/2026 (b)	600	615
3.74%, 9/12/2039 (b)	711	711
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	783	850
3.75%, 7/21/2026	945	986
5.80%, 9/30/2110 (b)	500	758
Credit Agricole SA (France)
3.75%, 4/24/2023 (b)	500	522
4.38%, 3/17/2025 (b)	1,250	1,334
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
2.75%, 3/26/2020	250	251
3.80%, 6/9/2023	800	836
3.75%, 3/26/2025	340	358
Discover Bank
3.35%, 2/6/2023	343	353
4.25%, 3/13/2026	1,205	1,304
Fifth Third Bancorp 3.95%, 3/14/2028	500	550
Fifth Third Bank 2.88%, 10/1/2021	340	345
HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021 (b)	575	592
HSBC Holdings plc (United Kingdom)
2.65%, 1/5/2022	2,212	2,231
4.00%, 3/30/2022	552	575
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (d)	991	1,011
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (d)	1,054	1,103
4.25%, 8/18/2025	939	998
3.90%, 5/25/2026	200	213
Huntington Bancshares, Inc. 3.15%, 3/14/2021	321	325
Huntington National Bank (The) 2.88%, 8/20/2020	858	863
KeyBank NA 3.18%, 5/22/2022	729	743
KeyCorp 4.15%, 10/29/2025	280	306
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (d)	612	619

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.58%, 12/10/2025	400	429
4.38%, 3/22/2028	475	521
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.95%, 3/1/2021	243	246
3.41%, 3/7/2024	1,260	1,313
3.75%, 7/18/2039	760	830
Mizuho Financial Group, Inc. (Japan)
2.63%, 4/12/2021 (b)	742	747
(ICE LIBOR USD 3 Month + 1.31%), 2.87%, 9/13/2030 (d)	720	720
National Australia Bank Ltd. (Australia)
3.38%, 1/14/2026	800	846
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (b) (d)	1,025	1,047
NatWest Markets plc (United Kingdom) 3.63%, 9/29/2022 (b)	1,025	1,059
Nordea Bank Abp (Finland) 4.25%, 9/21/2022 (b)	945	989
PNC Financial Services Group, Inc. (The) 4.38%, 8/11/2020	864	878
Royal Bank of Canada (Canada)
3.70%, 10/5/2023	1,000	1,055
4.65%, 1/27/2026	337	374
Royal Bank of Scotland Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (d)	480	506
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (d)	290	328
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (d)	900	908
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (d)	640	697
Santander UK Group Holdings plc (United Kingdom)
3.13%, 1/8/2021	452	456
3.57%, 1/10/2023	200	204
Societe Generale SA (France)
2.50%, 4/8/2021 (b)	850	853
3.88%, 3/28/2024 (b)	815	853
Standard Chartered plc (United Kingdom)
5.20%, 1/26/2024 (b)	700	752
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (b) (d)	400	414
(ICE LIBOR USD 3 Month + 1.91%), 4.30%, 5/21/2030 (b) (d)	550	597
(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (b) (d)	200	216
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 10/18/2022	542	551
3.10%, 1/17/2023	689	706
4.44%, 4/2/2024 (b)	500	532
2.63%, 7/14/2026	872	873
3.04%, 7/16/2029	1,315	1,344
SunTrust Bank 3.30%, 5/15/2026	400	417
SunTrust Banks, Inc.
2.90%, 3/3/2021	253	255
4.00%, 5/1/2025	265	287
Toronto-Dominion Bank (The) (Canada)
2.13%, 4/7/2021	115	115
2.65%, 6/12/2024	1,200	1,224
US Bancorp 7.50%, 6/1/2026	1,277	1,623
US Bank NA 2.80%, 1/27/2025	896	925
Wells Fargo & Co.
3.50%, 3/8/2022	850	876
3.07%, 1/24/2023	500	510
4.48%, 1/16/2024	702	759
3.75%, 1/24/2024	675	713
3.30%, 9/9/2024	1,000	1,043
3.00%, 4/22/2026	993	1,023
4.10%, 6/3/2026	637	688
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (d)	1,395	1,440
4.65%, 11/4/2044	1,180	1,411
4.40%, 6/14/2046	300	346
4.75%, 12/7/2046	325	397
Westpac Banking Corp. (Australia)
2.85%, 5/13/2026	690	706
4.42%, 7/24/2039	580	628

		97,571

Beverages — 0.5%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	3,945	4,586
4.90%, 2/1/2046	1,135	1,361
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	70	79
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.75%, 1/23/2029	441	513
4.44%, 10/6/2048	780	886
Coca-Cola Femsa SAB de CV (Mexico) 3.88%, 11/26/2023	250	264
Constellation Brands, Inc.
4.40%, 11/15/2025	325	357
5.25%, 11/15/2048	220	271

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	255	295
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	500	514
4.42%, 5/25/2025	149	162
3.43%, 6/15/2027	250	262
4.99%, 5/25/2038	215	252

		9,802

Biotechnology — 0.3%
AbbVie, Inc.
3.20%, 11/21/2029 (b)	1,832	1,860
4.05%, 11/21/2039 (b)	1,809	1,886
4.40%, 11/6/2042	790	852
4.45%, 5/14/2046	190	204
Baxalta, Inc.
3.60%, 6/23/2022	149	153
5.25%, 6/23/2045	50	64

		5,019

Building Products — 0.0% (c)
Masco Corp. 6.50%, 8/15/2032	600	744

Capital Markets — 2.7%
Bank of New York Mellon Corp. (The)
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (d)	2,123	2,150
3.25%, 9/11/2024	700	735
2.80%, 5/4/2026	254	262
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	429	483
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	337	360
4.85%, 3/29/2029	895	1,022
4.70%, 9/20/2047	427	486
CME Group, Inc. 5.30%, 9/15/2043	285	387
Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	402	425
Credit Suisse Group AG (Switzerland)
3.57%, 1/9/2023 (b)	729	747
(SOFR + 1.56%), 2.59%, 9/11/2025 (b) (d)	250	250
4.28%, 1/9/2028 (b)	1,162	1,263
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	1,000	1,022
3.30%, 11/16/2022	1,000	1,005
FMR LLC 6.45%, 11/15/2039 (b)	500	710
Goldman Sachs Group, Inc. (The)
5.38%, 3/15/2020	1,786	1,803
2.35%, 11/15/2021	1,255	1,260
3.00%, 4/26/2022	1,200	1,213
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (d)	505	511
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (d)	2,473	2,509
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (d)	493	501
3.50%, 1/23/2025	557	582
3.75%, 5/22/2025	1,984	2,098
4.25%, 10/21/2025	1,415	1,528
3.50%, 11/16/2026	469	489
3.85%, 1/26/2027	830	883
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (d)	2,093	2,219
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (d)	1,000	1,101
6.75%, 10/1/2037	685	941
4.80%, 7/8/2044	685	838
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	884	942
Invesco Finance plc
4.00%, 1/30/2024	657	697
3.75%, 1/15/2026	390	415
Jefferies Group LLC 6.45%, 6/8/2027	749	880
Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025 (b)	1,000	1,069
Macquarie Group Ltd. (Australia)
6.00%, 1/14/2020 (b)	1,200	1,206
6.25%, 1/14/2021 (b)	1,650	1,722
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (b) (d)	700	733
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b) (d)	700	799
Morgan Stanley
5.50%, 7/24/2020	475	486
5.75%, 1/25/2021	906	943
5.50%, 7/28/2021	559	590
3.75%, 2/25/2023	3,429	3,589
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (d)	1,765	1,846
4.00%, 7/23/2025	2,873	3,105
3.88%, 1/27/2026	946	1,019
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (d)	1,265	1,473
4.30%, 1/27/2045	485	572
S&P Global, Inc. 3.25%, 12/1/2049	960	970
State Street Corp. 3.10%, 5/15/2023	369	381
UBS Group AG (Switzerland)
3.49%, 5/23/2023 (b)	269	276
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (b) (d)	200	203
4.13%, 9/24/2025 (b)	300	325
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (b) (d)	965	980

		55,004

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Chemicals — 0.3%
Albemarle Corp. 5.45%, 12/1/2044	150	175
DuPont de Nemours, Inc.
4.49%, 11/15/2025	500	550
5.32%, 11/15/2038	215	258
International Flavors & Fragrances, Inc.
4.45%, 9/26/2028	300	331
5.00%, 9/26/2048	365	426
Mosaic Co. (The)
5.45%, 11/15/2033	861	991
4.88%, 11/15/2041	79	83
Nutrien Ltd. (Canada)
4.20%, 4/1/2029	175	192
4.13%, 3/15/2035	455	478
5.00%, 4/1/2049	230	269
Sherwin-Williams Co. (The) 3.13%, 6/1/2024	381	394
Union Carbide Corp. 7.75%, 10/1/2096	850	1,181

		5,328

Commercial Services & Supplies — 0.0% (c)
Republic Services, Inc. 2.90%, 7/1/2026	175	179
Waste Management, Inc. 3.45%, 6/15/2029	390	419

		598

Construction Materials — 0.1%
CRH America, Inc. (Ireland)
3.88%, 5/18/2025 (b)	417	443
5.13%, 5/18/2045 (b)	893	1,046
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	795

		2,284

Consumer Finance — 0.5%
AerCap Ireland Capital DAC (Ireland)
3.30%, 1/23/2023	390	399
3.50%, 1/15/2025	600	618
Avolon Holdings Funding Ltd. (Ireland) 4.38%, 5/1/2026 (b)	820	865
Capital One Financial Corp.
3.20%, 2/5/2025	1,069	1,102
4.20%, 10/29/2025	250	268
General Motors Financial Co., Inc.
3.45%, 4/10/2022	1,091	1,112
3.70%, 5/9/2023	1,230	1,266
3.95%, 4/13/2024	1,400	1,455
3.50%, 11/7/2024	640	653
4.35%, 4/9/2025	540	568
4.30%, 7/13/2025	550	579
John Deere Capital Corp. 2.25%, 9/14/2026	430	429

		9,314

Containers & Packaging — 0.1%
Packaging Corp. of America 4.05%, 12/15/2049	845	880
WRKCo, Inc.
3.75%, 3/15/2025	400	420
3.90%, 6/1/2028	170	181

		1,481

Diversified Consumer Services — 0.0% (c)
President & Fellows of Harvard College 3.30%, 7/15/2056	643	697

Diversified Financial Services — 0.6%
CK Hutchison International Ltd. (United Kingdom) 3.63%, 4/11/2029 (b)	1,215	1,283
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	930	929
4.42%, 11/15/2035	3,583	3,855
GTP Acquisition Partners I LLC
2.35%, 6/15/2020 (b)	1,236	1,234
3.48%, 6/16/2025 (b)	1,436	1,487
Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (b)	539	551
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 2.65%, 9/19/2022 (b)	606	610
National Rural Utilities Cooperative Finance Corp. 2.95%, 2/7/2024	306	316
ORIX Corp. (Japan) 2.90%, 7/18/2022	553	562
Siemens Financieringsmaatschappij NV (Germany)
2.90%, 5/27/2022 (b)	634	647
3.13%, 3/16/2024 (b)	750	778
4.40%, 5/27/2045 (b)	513	625

		12,877

Diversified Telecommunication Services — 0.9%
AT&T, Inc.
3.95%, 1/15/2025	1,126	1,204
3.60%, 7/15/2025	500	526
4.13%, 2/17/2026	400	432
4.30%, 2/15/2030	826	908
6.00%, 8/15/2040	2,000	2,532
5.35%, 9/1/2040	500	598
5.38%, 10/15/2041	313	365
4.35%, 6/15/2045	462	493
4.50%, 3/9/2048	406	442
British Telecommunications plc (United Kingdom) 9.63%, 12/15/2030 (e)	150	229
Deutsche Telekom International Finance BV (Germany)
3.60%, 1/19/2027 (b)	175	185
4.88%, 3/6/2042 (b)	232	272
Qwest Corp. 6.75%, 12/1/2021	741	794

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Telefonica Emisiones SA (Spain)
5.13%, 4/27/2020	526	532
5.46%, 2/16/2021	316	329
Verizon Communications, Inc.
2.63%, 8/15/2026	306	312
4.33%, 9/21/2028	962	1,091
4.02%, 12/3/2029	885	989
4.40%, 11/1/2034	1,895	2,199
4.27%, 1/15/2036	1,445	1,648
5.25%, 3/16/2037	457	577
4.86%, 8/21/2046	396	495
4.67%, 3/15/2055	400	500

		17,652

Electric Utilities — 1.6%
Alabama Power Co. 6.13%, 5/15/2038	239	335
Arizona Public Service Co.
2.20%, 1/15/2020	80	80
5.05%, 9/1/2041	200	247
Baltimore Gas & Electric Co. 3.50%, 8/15/2046	376	389
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	1,234	1,299
Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021 (b)	831	855
Connecticut Light & Power Co. (The) 4.00%, 4/1/2048	236	276
Duke Energy Carolinas LLC
6.00%, 1/15/2038	100	136
4.25%, 12/15/2041	129	150
Duke Energy Corp. 3.40%, 6/15/2029	1,098	1,151
Duke Energy Florida LLC 6.40%, 6/15/2038	90	132
Duke Energy Progress LLC
4.10%, 5/15/2042	273	313
4.10%, 3/15/2043	125	142
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (b)	750	759
Edison International
3.55%, 11/15/2024	1,591	1,602
5.75%, 6/15/2027	400	440
4.13%, 3/15/2028	285	288
Electricite de France SA (France) 6.00%, 1/22/2114 (b)	951	1,144
Enel Finance International NV (Italy)
4.63%, 9/14/2025 (b)	265	287
3.63%, 5/25/2027 (b)	740	769
Entergy Arkansas LLC 3.50%, 4/1/2026	175	184
Entergy Corp. 2.95%, 9/1/2026	336	342
Entergy Louisiana LLC 3.05%, 6/1/2031	629	651
Entergy Mississippi LLC 2.85%, 6/1/2028	559	575
Evergy Metro, Inc. 5.30%, 10/1/2041	1,400	1,801
Evergy, Inc. 2.90%, 9/15/2029	985	980
FirstEnergy Corp. Series C, 4.85%, 7/15/2047	289	343
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	240	277
Florida Power & Light Co. 5.95%, 2/1/2038	350	492
Fortis, Inc. (Canada) 3.06%, 10/4/2026	500	514
Hydro-Quebec (Canada)
Series HY, 8.40%, 1/15/2022	1,000	1,131
Series IO, 8.05%, 7/7/2024	350	443
ITC Holdings Corp. 2.70%, 11/15/2022	900	911
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (b)	560	611
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	743	887
Korea Southern Power Co. Ltd. (South Korea) 3.00%, 1/29/2021 (b)	228	230
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	315	347
Nevada Power Co.
Series N, 6.65%, 4/1/2036	100	141
5.45%, 5/15/2041	305	384
Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (b)	493	519
Northern States Power Co.
6.25%, 6/1/2036	510	718
2.90%, 3/1/2050	710	690
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	139
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	150	155
Pepco Holdings LLC 7.45%, 8/15/2032	316	421
Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,553
PPL Capital Funding, Inc. 3.40%, 6/1/2023	200	206
Progress Energy, Inc.
3.15%, 4/1/2022	673	687
7.00%, 10/30/2031	300	408
Public Service Co. of Colorado 3.55%, 6/15/2046	214	224
Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	2,490	3,515
Public Service Electric & Gas Co. 5.38%, 11/1/2039	317	415

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	400	425
Series 08-A, 5.95%, 2/1/2038	200	253
4.05%, 3/15/2042	552	579
Southwestern Public Service Co. 4.50%, 8/15/2041	200	235
Toledo Edison Co. (The) 6.15%, 5/15/2037	300	414

		33,594

Electrical Equipment — 0.0% (c)
Eaton Corp.
7.63%, 4/1/2024	300	349
4.00%, 11/2/2032	170	194

		543

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	190	199
3.25%, 9/8/2024	219	222
3.88%, 1/12/2028	442	455
Corning, Inc. 3.90%, 11/15/2049	1,043	1,061

		1,937

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	300	349
Halliburton Co. 4.75%, 8/1/2043	540	585
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (b)	13	14
3.90%, 5/17/2028 (b)	1,126	1,192

		2,140

Entertainment — 0.2%
NBCUniversal Media LLC 5.95%, 4/1/2041	800	1,096
Viacom, Inc.
3.88%, 4/1/2024	1,019	1,069
4.38%, 3/15/2043	464	479
Walt Disney Co. (The)
8.88%, 4/26/2023	430	522
6.20%, 12/15/2034	100	142

		3,308

Equity Real Estate Investment Trusts (REITs) — 1.1%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	135	144
4.00%, 2/1/2050	653	720
American Campus Communities Operating Partnership LP 3.63%, 11/15/2027	500	526
American Tower Corp.
5.90%, 11/1/2021	100	107
3.50%, 1/31/2023	1,043	1,080
5.00%, 2/15/2024	974	1,072
3.38%, 10/15/2026	312	324
3.70%, 10/15/2049	935	930
American Tower Trust #1 3.07%, 3/15/2023 (b)	750	760
Boston Properties LP
3.20%, 1/15/2025	532	550
3.65%, 2/1/2026	483	512
Brixmor Operating Partnership LP 3.85%, 2/1/2025	400	419
Crown Castle International Corp. 4.00%, 3/1/2027	264	285
Digital Realty Trust LP 3.70%, 8/15/2027	252	266
Duke Realty LP 3.25%, 6/30/2026	239	248
Healthcare Trust of America Holdings LP 3.10%, 2/15/2030	1,604	1,595
Healthpeak Properties, Inc.
4.20%, 3/1/2024	230	246
3.88%, 8/15/2024	794	846
3.40%, 2/1/2025	265	277
3.50%, 7/15/2029	772	808
Life Storage LP 4.00%, 6/15/2029	859	926
National Retail Properties, Inc.
4.00%, 11/15/2025	783	837
4.30%, 10/15/2028	620	689
Office Properties Income Trust
3.60%, 2/1/2020	1,000	1,001
4.00%, 7/15/2022	784	800
Realty Income Corp. 4.65%, 3/15/2047	556	684
Regency Centers LP 2.95%, 9/15/2029	745	749
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	420	436
Senior Housing Properties Trust 4.75%, 2/15/2028	400	405
Simon Property Group LP 2.45%, 9/13/2029	1,327	1,305
SITE Centers Corp. 4.70%, 6/1/2027	330	360
UDR, Inc.
2.95%, 9/1/2026	382	390
3.00%, 8/15/2031	305	307
Ventas Realty LP
3.50%, 2/1/2025	242	252
4.13%, 1/15/2026	406	437
3.85%, 4/1/2027	554	586
Welltower, Inc.
4.50%, 1/15/2024	732	791
3.10%, 1/15/2030	670	677

		23,347

Food & Staples Retailing — 0.1%
CVS Pass-Through Trust
5.93%, 1/10/2034 (b)	866	1,015
Series 2013, 4.70%, 1/10/2036 (b)	661	710

		1,725

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Food Products — 0.2%
Cargill, Inc.
3.30%, 3/1/2022 (b)	600	615
3.25%, 3/1/2023 (b)	115	119
Conagra Brands, Inc.
4.60%, 11/1/2025	290	319
5.30%, 11/1/2038	650	757
General Mills, Inc.
4.00%, 4/17/2025	490	529
4.15%, 2/15/2043	450	486
Kellogg Co. 3.40%, 11/15/2027	190	199
Kraft Heinz Foods Co. 5.00%, 7/15/2035	625	681
McCormick & Co., Inc.
3.15%, 8/15/2024	179	185
3.40%, 8/15/2027	264	277
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	153	167
Tyson Foods, Inc. 4.88%, 8/15/2034	300	361

		4,695

Gas Utilities — 0.3%
Atmos Energy Corp.
4.15%, 1/15/2043	828	951
4.13%, 10/15/2044	125	146
Boston Gas Co. 4.49%, 2/15/2042 (b)	308	360
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	440	494
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	335	342
Dominion Energy Gas Holdings LLC
2.80%, 11/15/2020	382	385
Series C, 3.90%, 11/15/2049	807	810
Korea Gas Corp. (South Korea) 1.88%, 7/18/2021 (b)	653	649
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	351	507
4.80%, 3/15/2047 (b)	367	414

		5,058

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories 4.90%, 11/30/2046	1,185	1,571
Boston Scientific Corp.
3.75%, 3/1/2026	530	571
4.00%, 3/1/2029	1,050	1,169
Covidien International Finance SA 2.95%, 6/15/2023	399	411
DH Europe Finance II SARL 3.25%, 11/15/2039	1,000	1,013
Medtronic, Inc. 4.38%, 3/15/2035	330	395

		5,130

Health Care Providers & Services — 0.6%
Aetna, Inc. 6.75%, 12/15/2037	440	594
Anthem, Inc.
4.63%, 5/15/2042	500	560
4.65%, 1/15/2043	535	605
4.65%, 8/15/2044	100	113
Cigna Corp. 4.50%, 2/25/2026 (b)	300	328
CVS Health Corp.
4.30%, 3/25/2028	779	850
3.25%, 8/15/2029	895	909
4.78%, 3/25/2038	1,945	2,212
5.05%, 3/25/2048	942	1,114
HCA, Inc.
5.25%, 6/15/2026	850	950
5.13%, 6/15/2039	725	801
Laboratory Corp. of America Holdings 2.95%, 12/1/2029	1,690	1,697
Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	267
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	239
Quest Diagnostics, Inc. 3.45%, 6/1/2026	150	157
Texas Health Resources 4.33%, 11/15/2055	300	363
UnitedHealth Group, Inc.
4.63%, 7/15/2035	400	489
3.50%, 8/15/2039	815	863

		13,111

Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp. 4.70%, 12/9/2035	700	837

Household Products — 0.0% (c)
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (b)	700	704

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC 5.75%, 10/1/2041	235	276
NRG Energy, Inc. 4.45%, 6/15/2029 (b)	615	648
Tri-State Generation & Transmission Association, Inc. 4.25%, 6/1/2046	417	461

		1,385

Industrial Conglomerates — 0.1%
General Electric Co.
5.30%, 2/11/2021	191	197
2.70%, 10/9/2022	107	108
3.10%, 1/9/2023	573	585
5.55%, 1/5/2026	1,114	1,270
5.88%, 1/14/2038	95	116
Roper Technologies, Inc. 3.00%, 12/15/2020	192	194

		2,470

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Insurance — 1.1%
AIA Group Ltd. (Hong Kong) 3.60%, 4/9/2029 (b)	445	472
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	520	733
American International Group, Inc.
3.75%, 7/10/2025	674	717
3.88%, 1/15/2035	605	644
Assurant, Inc. 4.20%, 9/27/2023	660	687
Athene Global Funding
2.75%, 4/20/2020 (b)	1,055	1,058
2.95%, 11/12/2026 (b)	2,800	2,795
Berkshire Hathaway Finance Corp. 4.40%, 5/15/2042	1,000	1,195
CNA Financial Corp. 3.95%, 5/15/2024	463	496
Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (b) (d) (f) (g)	526	550
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	208	262
Harborwalk Funding Trust (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069 (b) (d)	900	1,095
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	400	445
Jackson National Life Global Funding 3.05%, 4/29/2026 (b)	675	695
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (b)	408	460
3.95%, 10/15/2050 (b)	900	917
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	100	125
Lincoln National Corp.
4.20%, 3/15/2022	598	625
3.05%, 1/15/2030	650	654
Markel Corp. 3.50%, 11/1/2027	200	207
Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070 (b)	523	522
MassMutual Global Funding II 2.50%, 10/17/2022 (b)	626	637
MetLife, Inc. 4.88%, 11/13/2043	600	746
Metropolitan Life Global Funding I 3.88%, 4/11/2022 (b)	1,277	1,329
New York Life Global Funding 1.95%, 2/11/2020 (b)	129	129
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	500	526
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (b) (d)	266	285
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (d) (f) (g)	360	374
Prudential Financial, Inc. 3.91%, 12/7/2047	300	325
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	1,750	2,246
Reliance Standard Life Global Funding II 3.85%, 9/19/2023 (b)	390	409
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (d)	600	663
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (b)	400	464

		23,487

IT Services — 0.4%
DXC Technology Co. 4.25%, 4/15/2024	478	502
Fidelity National Information Services, Inc. 4.75%, 5/15/2048	353	425
Fiserv, Inc.
3.20%, 7/1/2026	395	409
4.40%, 7/1/2049	375	418
Global Payments, Inc. 4.15%, 8/15/2049	795	831
International Business Machines Corp.
3.30%, 5/15/2026	1,530	1,610
3.50%, 5/15/2029	2,845	3,067
Western Union Co. (The) 3.60%, 3/15/2022	1,100	1,128

		8,390

Life Sciences Tools & Services — 0.0% (c)
Thermo Fisher Scientific, Inc.
3.00%, 4/15/2023	369	379
4.15%, 2/1/2024	343	368

		747

Machinery — 0.1%
Illinois Tool Works, Inc.
3.50%, 3/1/2024	400	424
4.88%, 9/15/2041	95	122
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	450	464
Parker-Hannifin Corp. 4.45%, 11/21/2044	592	667
Xylem, Inc. 3.25%, 11/1/2026	197	204

		1,881

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Media — 0.7%
CBS Corp.
4.00%, 1/15/2026	792	848
4.85%, 7/1/2042	140	156
Charter Communications Operating LLC
6.38%, 10/23/2035	528	658
4.80%, 3/1/2050	900	938
Comcast Corp.
3.95%, 10/15/2025	696	759
3.15%, 3/1/2026	740	777
3.55%, 5/1/2028	443	478
4.20%, 8/15/2034	555	641
6.50%, 11/15/2035	2,383	3,356
4.60%, 10/15/2038	845	1,013
3.25%, 11/1/2039	715	726
4.95%, 10/15/2058	620	809
Cox Communications, Inc. 4.60%, 8/15/2047 (b)	275	304
Discovery Communications LLC 6.35%, 6/1/2040	569	719
Fox Corp. 4.71%, 1/25/2029 (b)	390	443
Grupo Televisa SAB (Mexico)
4.63%, 1/30/2026	221	237
6.13%, 1/31/2046	200	242
Time Warner Cable LLC
6.55%, 5/1/2037	400	489
5.50%, 9/1/2041	359	399
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	700	979

		14,971

Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 4.00%, 9/11/2027 (b)	500	520
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	295	380
Newmont Goldcorp Corp. 2.80%, 10/1/2029	510	505

		1,405

Multiline Retail — 0.0% (c)
Dollar General Corp. 4.13%, 5/1/2028	235	258

Multi-Utilities — 0.4%
CMS Energy Corp.
3.88%, 3/1/2024	400	421
3.00%, 5/15/2026	475	486
Consolidated Edison Co. of New York, Inc. 5.70%, 6/15/2040	596	795
Delmarva Power & Light Co. 4.00%, 6/1/2042	235	253
Dominion Energy, Inc.
Series B, 2.75%, 1/15/2022	331	335
Series F, 5.25%, 8/1/2033	920	1,105
NiSource, Inc.
3.85%, 2/15/2023	370	386
5.80%, 2/1/2042	1,256	1,612
San Diego Gas & Electric Co.
6.00%, 6/1/2026	275	326
3.95%, 11/15/2041	379	391
Sempra Energy 4.05%, 12/1/2023	1,013	1,075
Southern Co. Gas Capital Corp.
3.50%, 9/15/2021	563	575
3.25%, 6/15/2026	254	264

		8,024

Oil, Gas & Consumable Fuels — 2.1%
Apache Corp.
3.25%, 4/15/2022	56	57
4.75%, 4/15/2043	556	512
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (b)	732	788
Boardwalk Pipelines LP 4.80%, 5/3/2029	410	433
BP Capital Markets America, Inc. 3.22%, 4/14/2024	1,982	2,060
BP Capital Markets plc (United Kingdom)
3.81%, 2/10/2024	1,337	1,423
3.51%, 3/17/2025	451	480
Buckeye Partners LP
4.88%, 2/1/2021	330	335
3.95%, 12/1/2026	67	62
5.85%, 11/15/2043	770	657
Canadian Natural Resources Ltd. (Canada) 6.45%, 6/30/2033	350	445
Cenovus Energy, Inc. (Canada) 6.75%, 11/15/2039	1,200	1,486
CNOOC Finance 2015 Australia Pty. Ltd. (China) 2.63%, 5/5/2020	1,852	1,854
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	226	249
4.13%, 1/16/2025	533	556
Enable Midstream Partners LP
4.95%, 5/15/2028	325	325
4.15%, 9/15/2029	594	554
Enbridge, Inc. (Canada)
3.70%, 7/15/2027	215	227
4.50%, 6/10/2044	350	379
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (d)	400	429
Encana Corp. (Canada) 7.38%, 11/1/2031	760	929
Energy Transfer Operating LP
4.75%, 1/15/2026	321	343
6.25%, 4/15/2049	800	942
Eni SpA (Italy) 5.70%, 10/1/2040 (b)	925	1,132

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Enterprise Products Operating LLC
3.90%, 2/15/2024	475	504
3.75%, 2/15/2025	343	364
3.70%, 2/15/2026	506	537
4.20%, 1/31/2050	530	567
EQM Midstream Partners LP 4.00%, 8/1/2024	700	660
Equinor ASA (Norway) 3.25%, 11/10/2024	456	481
Exxon Mobil Corp.
3.00%, 8/16/2039	895	907
3.10%, 8/16/2049	1,115	1,125
Kinder Morgan, Inc. 4.30%, 3/1/2028	1,090	1,181
Magellan Midstream Partners LP
3.20%, 3/15/2025	353	360
5.15%, 10/15/2043	600	702
Marathon Petroleum Corp. 3.63%, 9/15/2024	200	210
MPLX LP
5.25%, 1/15/2025 (b)	268	281
4.13%, 3/1/2027	259	269
4.50%, 4/15/2038	338	337
5.20%, 3/1/2047	323	340
Noble Energy, Inc. 6.00%, 3/1/2041	999	1,180
Occidental Petroleum Corp.
6.95%, 7/1/2024	200	233
3.50%, 8/15/2029	1,210	1,222
7.88%, 9/15/2031	700	933
4.30%, 8/15/2039	670	678
ONEOK Partners LP
3.38%, 10/1/2022	151	155
5.00%, 9/15/2023	334	362
6.65%, 10/1/2036	350	432
ONEOK, Inc. 3.40%, 9/1/2029	615	611
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	250	270
5.35%, 2/12/2028	282	273
6.50%, 1/23/2029	350	360
6.84%, 1/23/2030 (b)	402	422
6.63%, 6/15/2035	250	251
6.75%, 9/21/2047	313	309
6.35%, 2/12/2048	869	820
7.69%, 1/23/2050 (b)	768	823
Phillips 66 3.90%, 3/15/2028	355	385
Phillips 66 Partners LP 3.15%, 12/15/2029	985	969
Plains All American Pipeline LP
3.60%, 11/1/2024	1,000	1,020
4.65%, 10/15/2025	200	212
Spectra Energy Partners LP 5.95%, 9/25/2043	452	562
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	1,195	1,673
Sunoco Logistics Partners Operations LP
3.90%, 7/15/2026	244	251
6.10%, 2/15/2042	400	440
5.30%, 4/1/2044	170	176
TC PipeLines LP 3.90%, 5/25/2027	391	407
Texas Eastern Transmission LP
2.80%, 10/15/2022 (b)	554	559
3.50%, 1/15/2028 (b)	90	93
Total Capital International SA (France) 3.46%, 7/12/2049	815	872
TransCanada PipeLines Ltd. (Canada) 4.88%, 1/15/2026	394	441
Valero Energy Corp. 7.50%, 4/15/2032	250	339
Williams Cos., Inc. (The)
3.90%, 1/15/2025	512	534
4.85%, 3/1/2048	409	428

		44,177

Personal Products — 0.0% (c)
Estee Lauder Cos., Inc. (The) 3.13%, 12/1/2049	600	605

Pharmaceuticals — 0.7%
Allergan Finance LLC 4.63%, 10/1/2042	480	524
Allergan Funding SCS
3.45%, 3/15/2022	937	957
3.85%, 6/15/2024	443	465
Allergan, Inc.
3.38%, 9/15/2020	453	456
2.80%, 3/15/2023	525	529
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	300	423
4.00%, 9/18/2042	240	266
Bristol-Myers Squibb Co.
3.20%, 6/15/2026 (b)	810	851
3.40%, 7/26/2029 (b)	870	934
4.13%, 6/15/2039 (b)	545	630
5.70%, 10/15/2040 (b)	633	816
5.00%, 8/15/2045 (b)	975	1,251
Eli Lilly & Co. 4.15%, 3/15/2059	460	553
Johnson & Johnson
4.38%, 12/5/2033	282	340
3.40%, 1/15/2038	926	999
Mylan NV 3.95%, 6/15/2026	300	312
Pfizer, Inc. 3.90%, 3/15/2039	950	1,082
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	1,713	1,772
Takeda Pharmaceutical Co. Ltd. (Japan) 5.00%, 11/26/2028 (b)	895	1,044

		14,204

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	425	578
4.38%, 9/1/2042	375	438
5.15%, 9/1/2043	769	991
3.55%, 2/15/2050	653	696
Canadian Pacific Railway Co. (Canada) 6.13%, 9/15/2115	506	748
CSX Corp.
5.50%, 4/15/2041	150	190
4.75%, 5/30/2042	191	226
4.75%, 11/15/2048	600	737
3.35%, 9/15/2049	95	94
ERAC USA Finance LLC 6.70%, 6/1/2034 (b)	746	1,010
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	515	553
Norfolk Southern Corp. 4.05%, 8/15/2052	600	669
Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (b)	1,131	1,195
Ryder System, Inc. 2.88%, 9/1/2020	517	520

		8,645

Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 4.50%, 12/5/2036	300	319
Broadcom Corp. 3.63%, 1/15/2024	1,747	1,797
Broadcom, Inc. 4.75%, 4/15/2029 (b)	1,575	1,685

		3,801

Software — 0.3%
Microsoft Corp.
3.50%, 2/12/2035	291	322
4.20%, 11/3/2035	615	733
4.10%, 2/6/2037	800	946
4.00%, 2/12/2055	660	784
3.95%, 8/8/2056	324	380
Oracle Corp.
4.30%, 7/8/2034	700	817
3.80%, 11/15/2037	500	550
4.38%, 5/15/2055	900	1,059

		5,591

Specialty Retail — 0.1%
Lowe’s Cos., Inc.
3.65%, 4/5/2029	418	448
4.65%, 4/15/2042	739	852
4.55%, 4/5/2049	403	468
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	432	462

		2,230

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.
2.75%, 1/13/2025	920	949
3.20%, 5/13/2025	1,539	1,623
2.45%, 8/4/2026	815	828
3.20%, 5/11/2027	686	728
3.00%, 6/20/2027	1,125	1,185
3.45%, 2/9/2045	1,130	1,195
3.85%, 8/4/2046	569	644
3.75%, 11/13/2047	150	168
2.95%, 9/11/2049	1,094	1,063
Dell International LLC 6.02%, 6/15/2026 (b)	1,410	1,611

		9,994

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France)
4.63%, 7/11/2024 (b)	800	859
3.38%, 12/2/2026	400	423

		1,282

Tobacco — 0.0%(c)
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	342	338
Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100	123

		461

Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.75%, 6/1/2026	985	1,032
3.25%, 10/1/2029	2,080	2,065
Aircastle Ltd. 4.40%, 9/25/2023	620	657
Aviation Capital Group LLC
3.88%, 5/1/2023 (b)	490	505
3.50%, 11/1/2027(b)	700	698
BOC Aviation Ltd. (Singapore)
2.75%, 9/18/2022 (b)	450	451
3.50%, 10/10/2024 (b)	310	319
International Lease Finance Corp. 5.88%, 8/15/2022	506	552

		6,279

Water Utilities — 0.0%(c)
American Water Capital Corp. 3.40%, 3/1/2025	793	832

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico)
3.63%, 4/22/2029	880	934
4.38%, 4/22/2049	441	507
Rogers Communications, Inc. (Canada) 4.35%, 5/1/2049	560	639
Vodafone Group plc (United Kingdom)
5.25%, 5/30/2048	496	592
4.88%, 6/19/2049	1,105	1,252

		3,924

TOTAL CORPORATE BONDS (Cost $454,844)		488,740

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — 16.6%
FHLMC
Pool # 846812, ARM, 4.77%, 4/1/2030 (h)	8	8
Pool # 781087, ARM, 4.73%, 12/1/2033 (h)	189	198
Pool # 1B1665, ARM, 4.69%, 4/1/2034 (h)	139	146
Pool # 847356, ARM, 5.19%, 12/1/2034 (h)	98	103
Pool # 782979, ARM, 4.95%, 1/1/2035 (h)	165	174
Pool # 848431, ARM, 4.29%, 2/1/2036 (h)	114	121
Pool # 1Q0025, ARM, 4.44%, 2/1/2036 (h)	61	64
Pool # 1L1286, ARM, 4.75%, 5/1/2036 (h)	36	38
Pool # 848365, ARM, 4.67%, 7/1/2036 (h)	97	103
Pool # 1G2539, ARM, 3.85%, 10/1/2036 (h)	12	12
Pool # 1A1096, ARM, 3.91%, 10/1/2036 (h)	127	132
Pool # 1J1348, ARM, 4.21%, 10/1/2036 (h)	72	77
Pool # 1G2671, ARM, 4.25%, 11/1/2036 (h)	117	122
Pool # 782760, ARM, 4.34%, 11/1/2036 (h)	155	164
Pool # 1J1634, ARM, 4.37%, 12/1/2036 (h)	85	90
Pool # 1J0282, ARM, 4.92%, 2/1/2037 (h)	45	47
Pool # 1Q0739, ARM, 4.30%, 3/1/2037 (h)	177	186
Pool # 848699, ARM, 4.41%, 7/1/2040 (h)	288	304
FHLMC Gold Pools, 20 Year Pool # C91403, 3.50%, 3/1/2032	278	290
FHLMC Gold Pools, 30 Year
Pool # C68485, 7.00%, 7/1/2032	21	23
Pool # G01448, 7.00%, 8/1/2032	54	62
Pool # A13625, 5.50%, 10/1/2033	249	281
Pool # A16107, 6.00%, 12/1/2033	76	84
Pool # A17537, 6.00%, 1/1/2034	101	115
Pool # A61572, 5.00%, 9/1/2034	580	641
Pool # A28796, 6.50%, 11/1/2034	104	119
Pool # G03369, 6.50%, 1/1/2035	253	282
Pool # A46987, 5.50%, 7/1/2035	537	596
Pool # G01919, 4.00%, 9/1/2035	372	389
Pool # C02641, 7.00%, 10/1/2036	85	97
Pool # C02660, 6.50%, 11/1/2036	203	231
Pool # A93383, 5.00%, 8/1/2040	528	583
Pool # A93511, 5.00%, 8/1/2040	577	638
Pool # G06493, 4.50%, 5/1/2041	1,981	2,148
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	44	48
Pool # G20027, 10.00%, 10/1/2030	19	20
Pool # U50105, 4.00%, 1/1/2032	632	663
Pool # L10151, 6.00%, 2/1/2033	24	26
Pool # U80254, 3.00%, 3/1/2033	543	556
Pool # P20409, 5.50%, 10/1/2033	92	98
Pool # P50201, 5.50%, 1/1/2034	57	60
Pool # U90975, 4.00%, 6/1/2042	2,344	2,490
Pool # U90673, 4.00%, 1/1/2043	571	607
Pool # U99134, 4.00%, 1/1/2046	8,775	9,348
Pool # U69030, 4.50%, 1/1/2046	3,755	4,062
FNMA
Pool # 470623, ARM, 2.59%, 3/1/2022 (h)	847	849
Pool # 54844, ARM, 2.82%, 9/1/2027 (h)	14	14
Pool # 303532, ARM, 4.07%, 3/1/2029 (h)	10	10
Pool # 555258, ARM, 3.99%, 1/1/2033 (h)	417	428
Pool # 722421, ARM, 4.03%, 7/1/2033 (h)	44	45
Pool # 722985, ARM, 4.53%, 7/1/2033 (h)	19	20
Pool # 686040, ARM, 4.62%, 7/1/2033 (h)	169	178

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 746299, ARM, 4.06%, 9/1/2033 (h)	131	139
Pool # 749923, ARM, 3.90%, 11/1/2033 (h)	12	12
Pool # 766610, ARM, 4.26%, 1/1/2034 (h)	82	86
Pool # 920467, ARM, 4.75%, 2/1/2034 (h)	84	86
Pool # 770377, ARM, 4.38%, 4/1/2034 (h)	90	94
Pool # 751531, ARM, 4.71%, 5/1/2034 (h)	106	111
Pool # 782306, ARM, 3.87%, 7/1/2034 (h)	37	38
Pool # 790235, ARM, 3.75%, 8/1/2034 (h)	114	118
Pool # 735332, ARM, 4.49%, 8/1/2034 (h)	204	215
Pool # 791961, ARM, 3.56%, 9/1/2034 (h)	31	31
Pool # 725902, ARM, 3.90%, 9/1/2034 (h)	14	15
Pool # 803594, ARM, 3.56%, 10/1/2034 (h)	154	161
Pool # 803599, ARM, 3.80%, 10/1/2034 (h)	218	225
Pool # 896463, ARM, 4.57%, 10/1/2034 (h)	107	114
Pool # 806776, ARM, 3.55%, 11/1/2034 (h)	164	169
Pool # 806778, ARM, 3.78%, 11/1/2034 (h)	416	435
Pool # 810896, ARM, 3.76%, 1/1/2035 (h)	358	370
Pool # 802692, ARM, 4.37%, 1/1/2035 (h)	262	274
Pool # 816597, ARM, 4.69%, 2/1/2035 (h)	28	29
Pool # 745862, ARM, 4.71%, 4/1/2035 (h)	96	100
Pool # 735539, ARM, 4.82%, 4/1/2035 (h)	564	595
Pool # 821378, ARM, 4.15%, 5/1/2035 (h)	107	109
Pool # 823660, ARM, 4.52%, 5/1/2035 (h)	68	71
Pool # 745766, ARM, 3.97%, 6/1/2035 (h)	237	248
Pool # 832801, ARM, 3.73%, 9/1/2035 (h)	62	65
Pool # 843026, ARM, 3.80%, 9/1/2035 (h)	444	460
Pool # 849251, ARM, 4.28%, 1/1/2036 (h)	97	101
Pool # 872622, ARM, 4.42%, 6/1/2036 (h)	26	28
Pool # 895141, ARM, 4.07%, 7/1/2036 (h)	136	141
Pool # 900197, ARM, 4.27%, 10/1/2036 (h)	81	87
Pool # 966946, ARM, 4.91%, 1/1/2038 (h)	35	36
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	19	21
Pool # 252409, 6.50%, 3/1/2029	58	64
Pool # 653815, 7.00%, 2/1/2033	9	10
Pool # 752786, 6.00%, 9/1/2033	63	69
Pool # 931717, 6.50%, 8/1/2039	286	322
FNMA, Other
Pool # AD0851, 4.37%, 2/1/2020	17	17
Pool # AE0136, 4.38%, 4/1/2020	359	361
Pool # 465659, 3.74%, 7/1/2020	1,678	1,680
Pool # FN0005, 3.37%, 11/1/2020	471	477
Pool # 466836, 3.87%, 1/1/2021	1,449	1,466
Pool # FN0003, 4.28%, 1/1/2021	698	716
Pool # 467344, 4.48%, 2/1/2021	2,611	2,659
Pool # 467755, 4.25%, 4/1/2021	2,380	2,432
Pool # 467944, 4.25%, 4/1/2021	2,000	2,042
Pool # 467757, 4.33%, 4/1/2021	1,912	1,953
Pool # 468102, 4.34%, 6/1/2021	5,000	5,131
Pool # 468159, 4.26%, 7/1/2021	1,903	1,955
Pool # AL0602, 4.31%, 7/1/2021	813	840
Pool # AM1771, 2.12%, 9/1/2021	2,500	2,499
Pool # 470407, 3.16%, 2/1/2022	2,448	2,504
Pool # 470622, 2.75%, 3/1/2022	522	532
Pool # 471177, 2.94%, 5/1/2022	1,289	1,321
Pool # 471254, 2.98%, 7/1/2022	2,395	2,462
Pool # 471284, 2.98%, 7/1/2022	1,916	1,969

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AM3789, 3.02%, 7/1/2023	2,239	2,316
Pool # AM7245, 2.95%, 8/1/2023	4,422	4,551
Pool # AM4066, 3.59%, 8/1/2023	2,500	2,641
Pool # AM4628, 3.69%, 11/1/2023	1,480	1,573
Pool # AM4668, 3.76%, 11/1/2023	1,944	2,070
Pool # AM4716, 3.38%, 12/1/2023	1,939	2,038
Pool # AM7231, 2.92%, 12/1/2024	4,000	4,168
Pool # AM7589, 2.95%, 12/1/2024	1,548	1,614
Pool # AM7290, 2.97%, 12/1/2024	3,465	3,619
Pool # AM7576, 3.04%, 12/1/2024	4,000	4,191
Pool # AM7124, 3.11%, 12/1/2024	2,500	2,627
Pool # 470300, 3.64%, 1/1/2025	902	968
Pool # AM3833, 3.25%, 7/1/2025	3,587	3,790
Pool # AM4991, 3.97%, 12/1/2025	1,721	1,888
Pool # AL6805, 3.78%, 1/1/2026	3,486	3,792
Pool # 468645, 4.54%, 7/1/2026	2,605	2,921
Pool # AM6392, 3.29%, 8/1/2026	3,984	4,253
Pool # AM6448, 3.25%, 9/1/2026	9,802	10,441
Pool # AM7223, 3.11%, 12/1/2026	3,492	3,689
Pool # AM7118, 3.14%, 12/1/2026	2,787	2,948
Pool # AM7485, 3.24%, 12/1/2026	4,235	4,506
Pool # AM7390, 3.26%, 12/1/2026	3,803	4,055
Pool # AM7265, 3.30%, 12/1/2026	3,882	4,152
Pool # AM7515, 3.34%, 2/1/2027	3,000	3,213
Pool # AM8432, 2.79%, 5/1/2027	9,000	9,351
Pool # AM8803, 2.78%, 6/1/2027	4,926	5,110
Pool # AM8987, 2.79%, 6/1/2027	1,840	1,908
Pool # AM9003, 2.96%, 6/1/2027	2,852	2,992
Pool # AN9656, 3.57%, 7/1/2028	4,719	5,145
Pool # BL1040, 3.81%, 12/1/2028	3,000	3,342
Pool # BL4364, 2.24%, 11/1/2029	5,456	5,446
Pool # BL4948, 2.49%, 11/1/2029	2,115	2,150
Pool # BL4333, 2.52%, 11/1/2029	6,200	6,327
Pool # AM7785, 3.17%, 2/1/2030	2,912	3,114
Pool # AM7516, 3.55%, 2/1/2030	2,000	2,197
Pool # AM8427, 3.04%, 4/1/2030	8,763	9,283
Pool # AM8544, 3.08%, 4/1/2030	7,782	8,268
Pool # AM8889, 2.92%, 5/1/2030	8,000	8,369
Pool # AM8804, 3.10%, 5/1/2030	3,699	3,937
Pool # AM8807, 3.10%, 5/1/2030	4,781	5,087
Pool # AM9020, 2.97%, 6/1/2030	3,904	4,116
Pool # AM8967, 3.08%, 6/1/2030	6,110	6,469
Pool # AM9320, 3.30%, 7/1/2030	4,022	4,353
Pool # AM9219, 3.35%, 9/1/2030	1,857	2,014
Pool # BL4315, 2.39%, 9/1/2031	4,550	4,540
Pool # AP9632, 4.00%, 10/1/2032	731	769
Pool # AP9762, 4.00%, 10/1/2032	675	711
Pool # AQ7084, 3.50%, 12/1/2032	728	753
Pool # AT2703, 3.50%, 5/1/2033	1,768	1,829
Pool # AT2954, 3.50%, 5/1/2033	1,059	1,095
Pool # AT4180, 3.50%, 5/1/2033	1,126	1,165
Pool # AT4939, 3.50%, 5/1/2033	922	954
Pool # 754922, 5.50%, 9/1/2033	86	95
Pool # 762520, 4.00%, 11/1/2033	491	511
Pool # AM8922, 3.03%, 6/1/2035	2,818	2,979
Pool # AM9188, 3.12%, 6/1/2035	7,000	7,320

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 849215, 6.50%, 1/1/2036	21		21
Pool # 872740, 6.50%, 6/1/2036	82		92
Pool # 886320, 6.50%, 7/1/2036	25		27
Pool # 888796, 6.00%, 9/1/2037	102		115
Pool # AO7225, 4.00%, 7/1/2042	737		783
Pool # AO9352, 4.00%, 7/1/2042	827		879
Pool # MA1125, 4.00%, 7/1/2042	1,162		1,234
Pool # AR1397, 3.00%, 1/1/2043	1,611		1,658
Pool # MA1711, 4.50%, 12/1/2043	3,268		3,519
Pool # MA1828, 4.50%, 3/1/2044	2,542		2,737
GNMA I, 30 Year
Pool # 313110, 7.50%, 11/15/2022	—	(i)	—	(i)
Pool # 345288, 7.50%, 3/15/2023	1		1
Pool # 782507, 9.50%, 10/15/2024	11		12
Pool # 554108, 6.50%, 3/15/2028	45		49
Pool # 481872, 7.50%, 7/15/2028	4		4
Pool # 468149, 8.00%, 8/15/2028	4		4
Pool # 486537, 7.50%, 9/15/2028	10		11
Pool # 486631, 6.50%, 10/15/2028	6		6
Pool # 591882, 6.50%, 7/15/2032	15		17
Pool # 607645, 6.50%, 2/15/2033	37		41
Pool # 607724, 7.00%, 2/15/2033	36		41
Pool # 604209, 6.50%, 4/15/2033	39		43
Pool # 781614, 7.00%, 6/15/2033	70		83
Pool # BM2141, 5.00%, 7/15/2049	1,756		1,955
GNMA II, 30 Year
Pool # 2006, 8.50%, 5/20/2025	11		12
Pool # 2141, 8.00%, 12/20/2025	1		1
Pool # 2234, 8.00%, 6/20/2026	4		5
Pool # 2270, 8.00%, 8/20/2026	3		3
Pool # 2285, 8.00%, 9/20/2026	3		4
Pool # 2324, 8.00%, 11/20/2026	4		4
Pool # 2499, 8.00%, 10/20/2027	6		7
Pool # 2512, 8.00%, 11/20/2027	8		9
Pool # 2525, 8.00%, 12/20/2027	3		4
Pool # 2549, 7.50%, 2/20/2028	6		7
Pool # 2646, 7.50%, 9/20/2028	16		17
Pool # 2647, 8.00%, 9/20/2028	2		2
Pool # 3427, 4.50%, 8/20/2033	109		115
Pool # 4245, 6.00%, 9/20/2038	831		952
Pool # AK8806, 4.25%, 3/20/2045	1,495		1,597
Pool # BM2118, 4.50%, 6/20/2049	1,590		1,678
Pool # BO0535, 4.00%, 7/20/2049	3,086		3,226
Pool # BO8227, 5.00%, 7/20/2049	2,050		2,238
Pool # BO8228, 5.00%, 7/20/2049	1,884		2,056
Pool # BO8229, 5.00%, 7/20/2049	3,736		4,075
Pool # BM9734, 4.00%, 10/20/2049	4,893		5,159
GNMA II, Other
Pool # AC0979, 4.39%, 4/20/2063 (h)	992		1,007
Pool # AC0973, 4.42%, 5/20/2063 (h)	1,354		1,372
FNMA UMBS, 15 Year
Pool # 889805, 5.50%, 7/1/2020	—	(i)	—	(i)
Pool # 735911, 6.50%, 8/1/2020	1		1
Pool # 889634, 6.00%, 2/1/2023	266		275
Pool # 995381, 6.00%, 1/1/2024	62		64
Pool # 995425, 6.00%, 1/1/2024	143		149
Pool # AD0133, 5.00%, 8/1/2024	58		60
FNMA UMBS, 20 Year Pool # 254305, 6.50%, 5/1/2022	14		16

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 555791, 6.50%, 12/1/2022	42	47
Pool # 255217, 4.50%, 4/1/2024	23	24
Pool # 888656, 6.50%, 4/1/2025	54	60
Pool # MA1138, 3.50%, 8/1/2032	638	666
FNMA UMBS, 30 Year
Pool # 50966, 7.00%, 1/1/2024	2	2
Pool # 399269, 7.00%, 4/1/2026	28	29
Pool # 689977, 8.00%, 3/1/2027	38	41
Pool # 695533, 8.00%, 6/1/2027	14	15
Pool # 756024, 8.00%, 9/1/2028	62	69
Pool # 755973, 8.00%, 11/1/2028	122	139
Pool # 455759, 6.00%, 12/1/2028	16	17
Pool # 252211, 6.00%, 1/1/2029	21	23
Pool # 459097, 7.00%, 1/1/2029	21	22
Pool # 889020, 6.50%, 11/1/2029	324	360
Pool # 598559, 6.50%, 8/1/2031	30	35
Pool # 622542, 5.50%, 9/1/2031	254	281
Pool # 788150, 6.00%, 3/1/2032	34	38
Pool # 649734, 7.00%, 6/1/2032	32	34
Pool # 675555, 6.00%, 12/1/2032	83	94
Pool # AL0045, 6.00%, 12/1/2032	337	387
Pool # 674349, 6.00%, 3/1/2033	15	17
Pool # 688625, 6.00%, 3/1/2033	22	24
Pool # 688655, 6.00%, 3/1/2033	25	28
Pool # 695584, 6.00%, 3/1/2033	7	8
Pool # 702901, 6.00%, 5/1/2033	108	124
Pool # 723852, 5.00%, 7/1/2033	131	144
Pool # 729296, 5.00%, 7/1/2033	279	308
Pool # 729379, 6.00%, 8/1/2033	24	27
Pool # 737825, 6.00%, 9/1/2033	34	38
Pool # 750977, 4.50%, 11/1/2033	93	100
Pool # 725017, 5.50%, 12/1/2033	426	480
Pool # 751341, 5.50%, 3/1/2034	45	50
Pool # 888568, 5.00%, 12/1/2034	10	11
Pool # 815426, 4.50%, 2/1/2035	1	1
Pool # AD0755, 7.00%, 6/1/2035	3,073	3,551
Pool # 820347, 5.00%, 9/1/2035	85	94
Pool # 833657, 7.50%, 8/1/2036	41	45
Pool # 986648, 6.00%, 9/1/2037	146	168
Pool # 888892, 7.50%, 11/1/2037	45	53
Pool # 257510, 7.00%, 12/1/2038	131	158
Pool # AD0753, 7.00%, 1/1/2039	109	130
Pool # AT5891, 3.00%, 6/1/2043	3,034	3,136
Pool # AL7527, 4.50%, 9/1/2043	1,567	1,698
Pool # BM3500, 4.00%, 9/1/2047	4,560	4,850
Pool # BJ1778, 4.50%, 10/1/2047	2,290	2,437
Pool # BN9180, 4.00%, 6/1/2049	1,635	1,710
Pool # BK8753, 4.50%, 6/1/2049	4,644	4,972
Pool # BO1219, 4.50%, 6/1/2049	5,454	5,763
Pool # BO7077, 3.00%, 9/1/2049	3,713	3,787

TOTAL MORTGAGE-BACKED SECURITIES (Cost $334,214)		343,920

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 13.4%
ACC 1/15/2021 ‡	873	873
Acre 6.71%, 12/15/2020	3,785	3,785
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	5,622	5,994
Series 2005-J1, Class 1A4, IF, IO, 3.39%, 2/25/2035 ‡ (h)	301	4
Series 2005-1CB, Class 1A6, IF, IO, 5.39%, 3/25/2035 ‡ (h)	714	103
Series 2005-22T1, Class A2, IF, IO, 3.36%, 6/25/2035 ‡ (h)	4,110	573
Series 2005-20CB, Class 3A8, IF, IO, 3.04%, 7/25/2035 ‡ (h)	1,880	219
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	1,851	1,848
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	78	55
Series 2005-37T1, Class A2, IF, IO, 3.34%, 9/25/2035 ‡ (h)	3,153	423
Series 2005-54CB, Class 1A2, IF, IO, 3.14%, 11/25/2035 ‡ (h)	3,577	470
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,421	1,345
Series 2005-57CB, Class 3A2, IF, IO, 3.39%, 12/25/2035 ‡ (h)	827	101
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	606	599
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	1,098	876
Banc of America Alternative Loan Trust
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	6	5
Series 2005-5, Class 1CB1, 5.50%, 6/25/2035	527	526
Series 2006-4, Class 1A4, 6.00%, 5/25/2046	334	321
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	143	126
Series 2004-2, Class 30PO, PO, 9/20/2034 ‡	93	87
Series 2004-C, Class 1A1, 4.38%, 12/20/2034 (h)	80	82
Series 2005-E, Class 4A1, 4.50%, 3/20/2035 (h)	57	57
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	214	207
Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	168	146
Series 2005-8, Class 30PO, PO, 1/25/2036 ‡	93	72
Series 2006-A, Class 3A2, 4.17%, 2/20/2036 (h)	212	206
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 4.79%, 2/25/2034 (h)	59	60
BCAP LLC Trust
Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (b) (h)	77	79
Series 2010-RR7, Class 2A1, 4.23%, 7/26/2045 (b) (h)	13	13
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 4.34%, 10/25/2033 (h)	62	63
Series 2004-1, Class 12A1, 4.65%, 4/25/2034 (h)	298	305
Series 2004-2, Class 14A, 4.41%, 5/25/2034 (h)	47	48
Series 2006-1, Class A1, 3.84%, 2/25/2036 (h)	833	854
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2	3
Series 2004-HYB1, Class 2A, 3.97%, 5/20/2034 (h)	53	54
Series 2004-HYB3, Class 2A, 3.83%, 6/20/2034 (h)	244	251
Series 2004-7, Class 2A1, 4.61%, 6/25/2034 (h)	147	153
Series 2004-HYB6, Class A3, 3.94%, 11/20/2034 (h)	202	207
Series 2005-16, Class A23, 5.50%, 9/25/2035	406	373
Series 2005-22, Class 2A1, 3.63%, 11/25/2035 (h)	1,073	972
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-5, Class APO, PO, 8/25/2035 ‡	42	37
Series 2005-8, Class APO, PO, 11/25/2035 ‡	77	68
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 6/25/2033 ‡	1	1
Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (h)	42	43
Citigroup Mortgage Loan Trust Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (h)	444	469
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class PO3, PO, 9/25/2033 ‡	29	27
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	12	13
Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	26	25
Series 2003-1, Class PO2, PO, 10/25/2033 ‡	23	21
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	50	51
Series 2004-UST1, Class A6, 4.58%, 8/25/2034 (h)	30	30
Series 2005-1, Class 2A1A, 2.92%, 2/25/2035 (h)	184	160
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	210	220
Series 2005-5, Class 1A2, 3.98%, 8/25/2035 (h)	244	197

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Conix Mortgage Asset Trust Series 2013-1, Class A, 12/25/2047 ‡ (h) (j)	1,079		37
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-1, Class DB1, 6.73%, 2/25/2033 (h)	275		295
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	89		94
Series 2003-25, Class 1P, PO, 10/25/2033 ‡	220		210
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-4, Class 3A18, 5.50%, 6/25/2035	1,219		1,262
Series 2005-4, Class 3A23, 5.50%, 6/25/2035	2,570		2,582
csma sfr
4/25/2023 ‡	3,193		3,193
7/25/2023 ‡	3,045		3,042
FHLMC — GNMA Series 8, Class ZA, 7.00%, 3/25/2023	36		38
FHLMC, REMIC
Series 2934, Class EC, PO, 2/15/2020	1		1
Series 2934, Class HI, IO, 5.00%, 2/15/2020	1		—	(i)
Series 2965, Class GD, 4.50%, 4/15/2020	7		7
Series 1807, Class G, 9.00%, 10/15/2020	—	(i)	—	(i)
Series 1045, Class G, HB, 1,066.21%, 2/15/2021	—	(i)	—	(i)
Series 1065, Class J, 9.00%, 4/15/2021	—	(i)	1
Series 1084, Class F, 2.72%, 5/15/2021 (h)	—	(i)	—	(i)
Series 1079, Class S, HB, IF, 28.00%, 5/15/2021 (h)	—	(i)	—	(i)
Series 1084, Class S, HB, IF, 37.28%, 5/15/2021 (h)	—	(i)	—	(i)
Series 1116, Class I, 5.50%, 8/15/2021	—	(i)	—	(i)
Series 1144, Class KB, 8.50%, 9/15/2021	2		2
Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022 (h)	—	(i)	—	(i)
Series 1250, Class J, 7.00%, 5/15/2022	1		1
Series 1343, Class LB, 7.50%, 8/15/2022	5		5
Series 1343, Class LA, 8.00%, 8/15/2022	4		4
Series 1370, Class JA, 2.92%, 9/15/2022 (h)	7		7
Series 2512, Class PG, 5.50%, 10/15/2022	77		80
Series 1455, Class WB, IF, 3.71%, 12/15/2022 (h)	8		8
Series 2535, Class BK, 5.50%, 12/15/2022	41		42
Series 1470, Class F, 2.16%, 2/15/2023 (h)	1		1
Series 2568, Class KG, 5.50%, 2/15/2023	110		115
Series 1466, Class PZ, 7.50%, 2/15/2023	32		34
Series 1498, Class I, 2.92%, 4/15/2023 (h)	42		43
Series 1502, Class PX, 7.00%, 4/15/2023	65		69
Series 1798, Class F, 5.00%, 5/15/2023	52		53
Series 1505, Class Q, 7.00%, 5/15/2023	7		8
Series 1518, Class G, IF, 7.35%, 5/15/2023 (h)	16		18
Series 1541, Class O, 0.90%, 7/15/2023 (h)	16		16
Series 2638, Class DS, IF, 6.83%, 7/15/2023 (h)	13		13
Series 1541, Class M, HB, IF, 22.94%, 7/15/2023 (h)	6		7
Series 1570, Class F, 2.63%, 8/15/2023 (h)	2		2
Series 1608, Class L, 6.50%, 9/15/2023	165		176
Series 1573, Class PZ, 7.00%, 9/15/2023	49		52
Series 2571, Class SK, HB, IF, 26.89%, 9/15/2023 (h)	23		30
Series 1591, Class PV, 6.25%, 10/15/2023	32		34
Series 1602, Class SA, IF, 16.51%, 10/15/2023 (h)	20		23
Series 2710, Class HB, 5.50%, 11/15/2023	291		300
Series 1642, Class PJ, 6.00%, 11/15/2023	77		81
Series 2716, Class UN, 4.50%, 12/15/2023	193		199
Series 1638, Class H, 6.50%, 12/15/2023	109		116
Series 2283, Class K, 6.50%, 12/15/2023	50		53
Series 1700, Class GA, PO, 2/15/2024	14		14
Series 1865, Class D, PO, 2/15/2024	39		37
Series 1760, Class ZD, 1.28%, 2/15/2024 (h)	138		137
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (h)	14		16

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1686, Class SH, IF, 14.91%, 2/15/2024 (h)	4	4
Series 1709, Class FA, 0.93%, 3/15/2024 (h)	2	2
Series 1699, Class FC, 2.52%, 3/15/2024 (h)	5	5
Series 1695, Class EB, 7.00%, 3/15/2024	25	26
Series 1706, Class K, 7.00%, 3/15/2024	72	77
Series 2033, Class SN, HB, IF, 26.37%, 3/15/2024 (h)	12	2
Series 2306, Class K, PO, 5/15/2024	12	12
Series 2306, Class SE, IF, IO, 8.82%, 5/15/2024 (h)	29	4
Series 1745, Class D, 7.50%, 8/15/2024	15	17
Series 3720, Class A, 4.50%, 9/15/2025	141	147
Series 3131, Class BK, 5.50%, 3/15/2026	499	526
Series 1829, Class ZB, 6.50%, 3/15/2026	12	13
Series 1863, Class Z, 6.50%, 7/15/2026	15	16
Series 1890, Class H, 7.50%, 9/15/2026	16	18
Series 1899, Class ZE, 8.00%, 9/15/2026	45	51
Series 3229, Class HE, 5.00%, 10/15/2026	457	483
Series 1963, Class Z, 7.50%, 1/15/2027	40	46
Series 1935, Class FL, 2.47%, 2/15/2027 (h)	3	3
Series 1981, Class Z, 6.00%, 5/15/2027	63	68
Series 1970, Class PG, 7.25%, 7/15/2027	5	5
Series 1987, Class PE, 7.50%, 9/15/2027	22	26
Series 2019, Class Z, 6.50%, 12/15/2027	52	57
Series 2038, Class PN, IO, 7.00%, 3/15/2028	48	8
Series 2040, Class PE, 7.50%, 3/15/2028	102	116
Series 4251, Class KW, 2.50%, 4/15/2028	3,684	3,744
Series 2043, Class CJ, 6.50%, 4/15/2028	15	17
Series 2054, Class PV, 7.50%, 5/15/2028	70	80
Series 2075, Class PM, 6.25%, 8/15/2028	153	166
Series 2075, Class PH, 6.50%, 8/15/2028	136	151
Series 2086, Class GB, 6.00%, 9/15/2028	39	43
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	63	7
Series 2095, Class PE, 6.00%, 11/15/2028	182	201
Series 2125, Class JZ, 6.00%, 2/15/2029	61	66
Series 2136, Class PG, 6.00%, 3/15/2029	73	80
Series 2132, Class SB, HB, IF, 22.83%, 3/15/2029 (h)	13	19
Series 2141, IO, 7.00%, 4/15/2029	21	2
Series 2169, Class TB, 7.00%, 6/15/2029	215	242
Series 2163, Class PC, IO, 7.50%, 6/15/2029	23	3
Series 2172, Class QC, 7.00%, 7/15/2029	142	162
Series 2176, Class OJ, 7.00%, 8/15/2029	103	118
Series 2201, Class C, 8.00%, 11/15/2029	57	64
Series 2209, Class TC, 8.00%, 1/15/2030	57	67
Series 2210, Class Z, 8.00%, 1/15/2030	111	131
Series 2224, Class CB, 8.00%, 3/15/2030	26	30
Series 2230, Class Z, 8.00%, 4/15/2030	64	74
Series 2234, Class PZ, 7.50%, 5/15/2030	49	58
Series 2247, Class Z, 7.50%, 8/15/2030	48	55
Series 2256, Class MC, 7.25%, 9/15/2030	69	80
Series 2259, Class ZM, 7.00%, 10/15/2030	89	103
Series 2262, Class Z, 7.50%, 10/15/2030	14	17
Series 2271, Class PC, 7.25%, 12/15/2030	107	124
Series 2296, Class PD, 7.00%, 3/15/2031	61	70
Series 2313, Class LA, 6.50%, 5/15/2031	50	57
Series 2325, Class PM, 7.00%, 6/15/2031	75	87
Series 2359, Class ZB, 8.50%, 6/15/2031	175	208
Series 2344, Class ZD, 6.50%, 8/15/2031	594	699

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2344, Class ZJ, 6.50%, 8/15/2031	53	59
Series 2345, Class NE, 6.50%, 8/15/2031	39	45
Series 2351, Class PZ, 6.50%, 8/15/2031	50	56
Series 2353, Class AZ, 6.00%, 9/15/2031	328	356
Series 2367, Class ME, 6.50%, 10/15/2031	95	105
Series 2396, Class FM, 2.22%, 12/15/2031 (h)	193	192
Series 2399, Class OH, 6.50%, 1/15/2032	127	144
Series 2399, Class TH, 6.50%, 1/15/2032	154	175
Series 2464, Class SI, IF, IO, 6.23%, 2/15/2032 (h)	284	44
Series 2410, Class OE, 6.38%, 2/15/2032	52	56
Series 2410, Class NG, 6.50%, 2/15/2032	138	157
Series 2420, Class XK, 6.50%, 2/15/2032	205	233
Series 2410, Class QX, IF, IO, 6.88%, 2/15/2032 (h)	64	14
Series 2412, Class SP, IF, 12.57%, 2/15/2032 (h)	134	174
Series 2410, Class QS, IF, 14.91%, 2/15/2032 (h)	110	159
Series 2444, Class ES, IF, IO, 6.18%, 3/15/2032 (h)	114	20
Series 2450, Class SW, IF, IO, 6.23%, 3/15/2032 (h)	91	16
Series 2430, Class WF, 6.50%, 3/15/2032	299	344
Series 2423, Class MC, 7.00%, 3/15/2032	166	191
Series 2423, Class MT, 7.00%, 3/15/2032	135	156
Series 2435, Class CJ, 6.50%, 4/15/2032	209	237
Series 2434, Class TC, 7.00%, 4/15/2032	148	171
Series 2436, Class MC, 7.00%, 4/15/2032	115	129
Series 2455, Class GK, 6.50%, 5/15/2032	320	366
Series 2450, Class GZ, 7.00%, 5/15/2032	86	101
Series 2462, Class JG, 6.50%, 6/15/2032	141	161
Series 2466, Class PH, 6.50%, 6/15/2032	228	260
Series 2474, Class NR, 6.50%, 7/15/2032	137	155
Series 2484, Class LZ, 6.50%, 7/15/2032	156	182
Series 2500, Class MC, 6.00%, 9/15/2032	155	176
Series 2835, Class QO, PO, 12/15/2032	23	20
Series 2543, Class YX, 6.00%, 12/15/2032	288	319
Series 2544, Class HC, 6.00%, 12/15/2032	289	330
Series 2552, Class ME, 6.00%, 1/15/2033	322	366
Series 2567, Class QD, 6.00%, 2/15/2033	309	353
Series 2575, Class ME, 6.00%, 2/15/2033	783	881
Series 2596, Class QG, 6.00%, 3/15/2033	215	233
Series 2586, Class WI, IO, 6.50%, 3/15/2033	100	20
Series 2692, Class SC, IF, 9.76%, 7/15/2033 (h)	56	69
Series 4240, Class B, 3.00%, 8/15/2033	2,501	2,584
Series 3920, Class LP, 5.00%, 1/15/2034	832	927
Series 2744, Class PE, 5.50%, 2/15/2034	25	26
Series 3611, PO, 7/15/2034	54	49
Series 2990, Class UZ, 5.75%, 6/15/2035	1,913	2,196
Series 3004, Class EK, 5.50%, 7/15/2035	1,233	1,487
Series 3014, Class OD, PO, 8/15/2035	49	44
Series 3085, Class WF, 2.57%, 8/15/2035 (h)	145	148
Series 3047, Class OD, 5.50%, 10/15/2035	944	1,042
Series 3074, Class BH, 5.00%, 11/15/2035	400	426
Series 3064, Class MC, 5.50%, 11/15/2035	3,095	3,655
Series 3102, Class FB, 2.07%, 1/15/2036 (h)	185	185
Series 3102, Class HS, IF, 18.09%, 1/15/2036 (h)	48	69
Series 3117, Class EO, PO, 2/15/2036	337	302
Series 3117, Class OK, PO, 2/15/2036	197	177
Series 3134, PO, 3/15/2036	51	47
Series 3152, Class MO, PO, 3/15/2036	253	229
Series 3122, Class ZB, 6.00%, 3/15/2036	24	37
Series 3138, PO, 4/15/2036	231	209

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 3607, Class BO, PO, 4/15/2036	112		102
Series 3219, Class DI, IO, 6.00%, 4/15/2036	182		38
Series 3819, Class ZQ, 6.00%, 4/15/2036	1,084		1,243
Series 3149, Class SO, PO, 5/15/2036	30		25
Series 3233, Class OP, PO, 5/15/2036	77		69
Series 3171, Class MO, PO, 6/15/2036	46		43
Series 3179, Class OA, PO, 7/15/2036	228		207
Series 3194, Class SA, IF, IO, 5.33%, 7/15/2036 (h)	42		8
Series 3211, Class SO, PO, 9/15/2036	221		201
Series 3218, Class AO, PO, 9/15/2036	109		90
Series 3232, Class ST, IF, IO, 4.93%, 10/15/2036 (h)	234		31
Series 3256, PO, 12/15/2036	141		126
Series 3261, Class OA, PO, 1/15/2037	180		159
Series 3260, Class CS, IF, IO, 4.37%, 1/15/2037 (h)	291		46
Series 3274, Class JO, PO, 2/15/2037	46		42
Series 3275, Class FL, 2.21%, 2/15/2037 (h)	50		50
Series 3290, Class SB, IF, IO, 4.68%, 3/15/2037 (h)	336		55
Series 3318, Class AO, PO, 5/15/2037	13		12
Series 3607, PO, 5/15/2037	227		201
Series 3315, Class HZ, 6.00%, 5/15/2037	255		275
Series 3326, Class JO, PO, 6/15/2037	14		13
Series 3331, PO, 6/15/2037	155		140
Series 3607, Class OP, PO, 7/15/2037	472		411
Series 4048, Class FJ, 2.43%, 7/15/2037 (h)	835		833
Series 3385, Class SN, IF, IO, 4.23%, 11/15/2037 (h)	64		8
Series 3387, Class SA, IF, IO, 4.65%, 11/15/2037 (h)	227		39
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (e)	1,406		11
Series 3404, Class SC, IF, IO, 4.23%, 1/15/2038 (h)	380		57
Series 3424, Class PI, IF, IO, 5.03%, 4/15/2038 (h)	285		40
Series 3481, Class SJ, IF, IO, 4.08%, 8/15/2038 (h)	440		75
Series 3511, Class SA, IF, IO, 4.23%, 2/15/2039 (h)	291		47
Series 3549, Class FA, 2.97%, 7/15/2039 (h)	39		40
Series 3997, Class PF, 2.22%, 11/15/2039 (h)	109		110
Series 3621, Class BO, PO, 1/15/2040	163		147
Series 3747, Class PY, 4.00%, 10/15/2040	1,000		1,125
Series 3925, Class FL, 2.22%, 1/15/2041 (h)	496		497
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (h)	239		253
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (h)	804		883
Series 3957, Class B, 4.00%, 11/15/2041	341		362
Series 3966, Class NA, 4.00%, 12/15/2041	569		613
Series 4217, Class KY, 3.00%, 6/15/2043	2,000		2,081
Series 4374, Class NC, 3.75%, 2/15/2046 (e)	833		841
FHLMC, STRIPS
Series 243, Class 16, IO, 4.50%, 11/15/2020	2		—	(i)
Series 243, Class 17, IO, 4.50%, 12/15/2020	4		—	(i)
Series 134, Class B, IO, 9.00%, 4/1/2022	—	(i)	—	(i)
Series 233, Class 11, IO, 5.00%, 9/15/2035	392		76
Series 233, Class 13, IO, 5.00%, 9/15/2035	563		107
Series 299, Class 300, 3.00%, 1/15/2043	4,145		4,327
Series 310, PO, 9/15/2043	1,403		1,238
Series 323, Class 300, 3.00%, 1/15/2044	2,667		2,743
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 5.42%, 7/25/2032 (h)	298		329
Series T-76, Class 2A, 2.27%, 10/25/2037 (h)	901		965
Series T-51, Class 2A, 7.50%, 8/25/2042 (h)	194		241
Series T-54, Class 2A, 6.50%, 2/25/2043	1,101		1,288
Series T-54, Class 3A, 7.00%, 2/25/2043	309		367
Series T-58, Class APO, PO, 9/25/2043	106		89
Series T-59, Class 1AP, PO, 10/25/2043	251		170

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 3.97%, 10/25/2034 (h)	240		242
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	624		505
Series 2007-FA4, Class 1A2, IF, IO, 3.94%, 8/25/2037 ‡ (h)	1,248		253
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	104		119
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	236		270
Series 2004-W15, Class 2AF, 1.96%, 8/25/2044 (h)	327		325
Series 2005-W3, Class 2AF, 1.93%, 3/25/2045 (h)	891		888
Series 2006-W2, Class 1AF1, 1.93%, 2/25/2046 (h)	304		305
FNMA, Grantor Trust, Whole Loan
Series 2002-T19, Class A2, 7.00%, 7/25/2042	567		660
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	330		384
FNMA, REMIC
Series 1990-60, Class K, 5.50%, 6/25/2020	—	(i)	—	(i)
Series 1990-63, Class H, 9.50%, 6/25/2020	—	(i)	—	(i)
Series 1990-93, Class G, 5.50%, 8/25/2020	—	(i)	—	(i)
Series 1990-102, Class J, 6.50%, 8/25/2020	1		1
Series 1990-94, Class H, HB, 505.00%, 8/25/2020	—	(i)	—	(i)
Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(i)	—	(i)
Series 1990-134, Class SC, IF, 19.04%, 11/25/2020 (h)	—	(i)	—	(i)
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(i)	—	(i)
Series 1991-24, Class Z, 5.00%, 3/25/2021	—	(i)	1
Series 2001-4, Class PC, 7.00%, 3/25/2021	8		8
Series G-17, Class S, HB, 893.62%, 6/25/2021 (h)	—	(i)	—	(i)
Series 2001-48, Class Z, 6.50%, 9/25/2021	116		118
Series G-28, Class S, IF, 13.39%, 9/25/2021 (h)	—	(i)	—	(i)
Series G-35, Class M, 8.75%, 10/25/2021	1		1
Series G-51, Class SA, HB, IF, 25.25%, 12/25/2021 (h)	—	(i)	—	(i)
Series 2002-1, Class HC, 6.50%, 2/25/2022	12		12
Series 2007-15, Class NO, PO, 3/25/2022	26		26
Series 1992-101, Class J, 7.50%, 6/25/2022	—	(i)	—	(i)
Series G92-42, Class Z, 7.00%, 7/25/2022	2		2
Series G92-35, Class E, 7.50%, 7/25/2022	16		17
Series G92-44, Class ZQ, 8.00%, 7/25/2022	2		2
Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(i)	—	(i)
Series 1992-136, Class PK, 6.00%, 8/25/2022	7		7
Series 1996-59, Class J, 6.50%, 8/25/2022	5		5
Series G92-52, Class FD, 1.84%, 9/25/2022 (h)	3		3
Series 1992-143, Class MA, 5.50%, 9/25/2022	4		4
Series G92-54, Class ZQ, 7.50%, 9/25/2022	11		11
Series 1992-163, Class M, 7.75%, 9/25/2022	12		13
Series G92-62, Class B, PO, 10/25/2022	5		4
Series G92-59, Class F, 1.83%, 10/25/2022 (h)	3		3
Series G92-61, Class Z, 7.00%, 10/25/2022	6		7
Series 1992-188, Class PZ, 7.50%, 10/25/2022	30		31
Series G93-1, Class KA, 7.90%, 1/25/2023	24		26
Series G93-5, Class Z, 6.50%, 2/25/2023	7		7
Series 1997-61, Class ZC, 7.00%, 2/25/2023	115		121
Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (h)	4		5
Series G93-14, Class J, 6.50%, 3/25/2023	8		9
Series 1993-25, Class J, 7.50%, 3/25/2023	19		20
Series 1993-21, Class KA, 7.70%, 3/25/2023	11		12
Series 1998-4, Class C, PO, 4/25/2023	3		3
Series 2008-24, Class DY, 5.00%, 4/25/2023	—	(i)	—	(i)
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (h)	18		20
Series 1993-62, Class SA, IF, 17.90%, 4/25/2023 (h)	7		8
Series 1998-43, Class SA, IF, IO, 18.36%, 4/25/2023 (h)	23		5

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2003-39, Class LW, 5.50%, 5/25/2023	219		226
Series 2003-41, Class PE, 5.50%, 5/25/2023	99		103
Series 2008-47, Class SI, IF, IO, 4.79%, 6/25/2023 (h)	58		2
Series G93-27, Class FD, 2.59%, 8/25/2023 (h)	15		15
Series 1999-38, Class SK, IF, IO, 6.34%, 8/25/2023 (h)	4		—	(i)
Series 2002-83, Class CS, 6.88%, 8/25/2023	134		140
Series 1996-14, Class SE, IF, IO, 8.97%, 8/25/2023 (h)	68		8
Series 1993-205, Class H, PO, 9/25/2023	11		10
Series G93-37, Class H, PO, 9/25/2023	4		4
Series 2008-76, Class GF, 2.36%, 9/25/2023 (h)	—	(i)	—	(i)
Series 1993-165, Class SD, IF, 12.47%, 9/25/2023 (h)	4		4
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (h)	9		9
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (h)	4		4
Series 1999-52, Class NS, IF, 18.60%, 10/25/2023 (h)	11		13
Series 1993-179, Class SB, HB, IF, 24.82%, 10/25/2023 (h)	6		7
Series 1995-19, Class Z, 6.50%, 11/25/2023	76		85
Series 1993-230, Class FA, 2.42%, 12/25/2023 (h)	7		7
Series 1993-247, Class FE, 2.71%, 12/25/2023 (h)	15		15
Series 1993-225, Class UB, 6.50%, 12/25/2023	20		21
Series 1993-247, Class SU, IF, 11.82%, 12/25/2023 (h)	7		8
Series 2002-1, Class UD, IF, 18.52%, 12/25/2023 (h)	15		19
Series 2009-9, IO, 5.00%, 2/25/2024	14		—	(i)
Series 2009-18, IO, 5.00%, 3/25/2024	5		—	(i)
Series 1994-37, Class L, 6.50%, 3/25/2024	58		61
Series 1994-40, Class Z, 6.50%, 3/25/2024	361		385
Series 2004-53, Class NC, 5.50%, 7/25/2024	65		68
Series 1995-2, Class Z, 8.50%, 1/25/2025	16		18
Series G95-1, Class C, 8.80%, 1/25/2025	11		12
Series 1997-20, IO, 1.84%, 3/25/2027 (h)	35		1
Series 1997-27, Class J, 7.50%, 4/18/2027	7		8
Series 1997-29, Class J, 7.50%, 4/20/2027	16		18
Series 1997-39, Class PD, 7.50%, 5/20/2027	117		133
Series 1997-42, Class ZC, 6.50%, 7/18/2027	8		9
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	29		3
Series 1998-36, Class ZB, 6.00%, 7/18/2028	39		43
Series 1998-66, Class SB, IF, IO, 6.44%, 12/25/2028 (h)	35		2
Series 1999-18, Class Z, 5.50%, 4/18/2029	89		95
Series 1999-17, Class C, 6.35%, 4/25/2029	31		33
Series 1999-62, Class PB, 7.50%, 12/18/2029	47		54
Series 2000-2, Class ZE, 7.50%, 2/25/2030	158		181
Series 2013-103, Class VG, 3.00%, 3/25/2030	3,500		3,559
Series 2000-20, Class SA, IF, IO, 7.39%, 7/25/2030 (h)	84		11
Series 2000-52, IO, 8.50%, 1/25/2031	13		3
Series 2001-7, Class PF, 7.00%, 3/25/2031	32		37
Series 2011-31, Class DB, 3.50%, 4/25/2031	2,244		2,351
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	110		19
Series 2001-30, Class PM, 7.00%, 7/25/2031	104		121
Series 2001-36, Class DE, 7.00%, 8/25/2031	122		140
Series 2001-49, Class Z, 6.50%, 9/25/2031	29		33
Series 2001-44, Class MY, 7.00%, 9/25/2031	258		300
Series 2001-44, Class PD, 7.00%, 9/25/2031	37		43
Series 2001-44, Class PU, 7.00%, 9/25/2031	45		52
Series 2001-52, Class KB, 6.50%, 10/25/2031	35		38
Series 2003-52, Class SX, IF, 17.83%, 10/25/2031 (h)	63		98
Series 2001-61, Class Z, 7.00%, 11/25/2031	358		417
Series 2001-72, Class SX, IF, 13.49%, 12/25/2031 (h)	10		14

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2002-1, Class SA, IF, 19.64%, 2/25/2032 (h)	17	23
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (h)	332	13
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (h)	5	6
Series 2002-21, Class LO, PO, 4/25/2032	11	10
Series 2002-21, Class PE, 6.50%, 4/25/2032	98	111
Series 2002-28, Class PK, 6.50%, 5/25/2032	253	287
Series 2012-66, Class CB, 3.00%, 6/25/2032	3,000	3,107
Series 2002-37, Class Z, 6.50%, 6/25/2032	67	75
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	275	49
Series 2002-48, Class GH, 6.50%, 8/25/2032	362	409
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (h)	43	50
Series 2004-59, Class BG, PO, 12/25/2032	133	121
Series 2002-77, Class S, IF, 11.35%, 12/25/2032 (h)	59	72
Series 2003-22, Class UD, 4.00%, 4/25/2033	1,157	1,238
Series 2003-35, Class UC, 3.75%, 5/25/2033	13	13
Series 2003-42, Class GB, 4.00%, 5/25/2033	81	86
Series 2003-34, Class AX, 6.00%, 5/25/2033	226	257
Series 2003-34, Class ED, 6.00%, 5/25/2033	1,026	1,162
Series 2003-39, IO, 6.00%, 5/25/2033 (h)	47	9
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	368	83
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	653	78
Series 2004-4, Class QI, IF, IO, 5.39%, 6/25/2033 (h)	324	15
Series 2003-47, Class PE, 5.75%, 6/25/2033	176	198
Series 2004-4, Class QM, IF, 10.78%, 6/25/2033 (h)	31	33
Series 2003-64, Class SX, IF, 9.30%, 7/25/2033 (h)	48	56
Series 2004-36, Class SN, IF, 10.78%, 7/25/2033 (h)	10	10
Series 2003-132, Class OA, PO, 8/25/2033	27	26
Series 2003-71, Class DS, IF, 5.09%, 8/25/2033 (h)	358	389
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	369	69
Series 2003-74, Class SH, IF, 7.10%, 8/25/2033 (h)	61	71
Series 2003-91, Class SD, IF, 9.65%, 9/25/2033 (h)	77	91
Series 2013-101, Class AE, 3.00%, 10/25/2033	3,349	3,464
Series 2013-101, Class E, 3.00%, 10/25/2033	3,000	3,102
Series 2013-108, Class GU, 3.00%, 10/25/2033	4,000	4,131
Series 2003-116, Class SB, IF, IO, 5.89%, 11/25/2033 (h)	521	92
Series 2006-44, Class P, PO, 12/25/2033	874	792
Series 2003-130, Class SX, IF, 8.96%, 1/25/2034 (h)	14	17
Series 2004-25, Class SA, IF, 14.83%, 4/25/2034 (h)	258	351
Series 2004-46, Class SK, IF, 11.80%, 5/25/2034 (h)	476	604
Series 2004-36, Class SA, IF, 14.83%, 5/25/2034 (h)	510	728
Series 2004-46, Class QB, IF, 17.17%, 5/25/2034 (h)	186	263
Series 2004-51, Class SY, IF, 10.82%, 7/25/2034 (h)	91	110
Series 2004-79, Class SP, IF, 15.10%, 11/25/2034 (h)	52	55
Series 2005-74, Class CS, IF, 15.32%, 5/25/2035 (h)	180	222
Series 2005-68, Class UC, 5.00%, 6/25/2035	34	34
Series 2005-68, Class BC, 5.25%, 6/25/2035	25	25
Series 2005-56, Class S, IF, IO, 5.00%, 7/25/2035 (h)	528	109
Series 2005-66, Class SG, IF, 13.11%, 7/25/2035 (h)	139	190
Series 2005-68, Class PG, 5.50%, 8/25/2035	469	519
Series 2005-84, Class XM, 5.75%, 10/25/2035	1,400	1,551
Series 2005-110, Class GL, 5.50%, 12/25/2035	3,510	3,943
Series 2006-46, Class UC, 5.50%, 12/25/2035	471	502
Series 2005-109, Class PC, 6.00%, 12/25/2035	501	549
Series 2006-15, Class OT, PO, 1/25/2036	8	8
Series 2006-39, Class WC, 5.50%, 1/25/2036	450	482
Series 2006-16, Class OA, PO, 3/25/2036	181	163

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2006-22, Class AO, PO, 4/25/2036	270	245
Series 2006-23, Class KO, PO, 4/25/2036	54	50
Series 2006-44, Class GO, PO, 6/25/2036	367	332
Series 2006-53, Class US, IF, IO, 4.87%, 6/25/2036 (h)	563	91
Series 2006-56, PO, 7/25/2036	294	265
Series 2006-58, PO, 7/25/2036	163	147
Series 2006-58, Class AP, PO, 7/25/2036	341	305
Series 2006-65, Class QO, PO, 7/25/2036	252	229
Series 2006-56, Class FC, 2.00%, 7/25/2036 (h)	530	529
Series 2006-58, Class FL, 2.17%, 7/25/2036 (h)	40	41
Series 2006-60, Class DZ, 6.50%, 7/25/2036	4,773	5,781
Series 2006-72, Class TO, PO, 8/25/2036	51	45
Series 2006-79, Class DO, PO, 8/25/2036	202	189
Series 2007-7, Class SG, IF, IO, 4.79%, 8/25/2036 (h)	785	233
Series 2006-77, Class PC, 6.50%, 8/25/2036	741	835
Series 2006-90, Class AO, PO, 9/25/2036	152	139
Series 2008-42, Class AO, PO, 9/25/2036	76	68
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	1,003	232
Series 2006-109, PO, 11/25/2036	71	63
Series 2006-110, PO, 11/25/2036	468	422
Series 2006-111, Class EO, PO, 11/25/2036	49	44
Series 2006-124, Class HB, 4.09%, 11/25/2036 (h)	668	694
Series 2006-119, PO, 12/25/2036	50	46
Series 2006-118, Class A2, 1.88%, 12/25/2036 (h)	265	262
Series 2009-70, Class CO, PO, 1/25/2037	380	343
Series 2006-128, Class BP, 5.50%, 1/25/2037	177	189
Series 2007-77, Class FG, 2.21%, 3/25/2037 (h)	70	71
Series 2007-16, Class FC, 2.46%, 3/25/2037 (h)	96	99
Series 2007-14, Class ES, IF, IO, 4.73%, 3/25/2037 (h)	683	110
Series 2007-48, PO, 5/25/2037	113	106
Series 2007-54, Class FA, 2.11%, 6/25/2037 (h)	246	248
Series 2007-60, Class AX, IF, IO, 5.44%, 7/25/2037 (h)	1,910	456
Series 2012-14, Class FB, 2.16%, 8/25/2037 (h)	171	172
Series 2007-81, Class GE, 6.00%, 8/25/2037	233	257
Series 2007-88, Class VI, IF, IO, 4.83%, 9/25/2037 (h)	1,315	259
Series 2007-91, Class ES, IF, IO, 4.75%, 10/25/2037 (h)	946	175
Series 2007-106, Class A7, 6.18%, 10/25/2037 (h)	148	164
Series 2007-116, Class HI, IO, 1.74%, 1/25/2038 (h)	584	26
Series 2008-1, Class BI, IF, IO, 4.20%, 2/25/2038 (h)	326	53
Series 2008-16, Class IS, IF, IO, 4.49%, 3/25/2038 (h)	103	11
Series 2008-10, Class XI, IF, IO, 4.52%, 3/25/2038 (h)	298	53
Series 2008-27, Class SN, IF, IO, 5.19%, 4/25/2038 (h)	153	26
Series 2008-44, PO, 5/25/2038	8	7
Series 2008-53, Class CI, IF, IO, 5.49%, 7/25/2038 (h)	248	35
Series 2008-80, Class SA, IF, IO, 4.14%, 9/25/2038 (h)	523	80
Series 2008-81, Class SB, IF, IO, 4.14%, 9/25/2038 (h)	478	38
Series 2010-148, Class MA, 4.00%, 2/25/2039	114	115
Series 2009-6, Class GS, IF, IO, 4.84%, 2/25/2039 (h)	528	93
Series 2009-62, Class HJ, 6.00%, 5/25/2039	162	173
Series 2009-60, Class HT, 6.00%, 8/25/2039	407	465
Series 2009-103, Class MB, 4.43%, 12/25/2039 (h)	212	218
Series 2009-99, Class SC, IF, IO, 4.47%, 12/25/2039 (h)	118	14
Series 2010-49, Class SC, IF, 9.24%, 3/25/2040 (h)	449	538
Series 2010-64, Class DM, 5.00%, 6/25/2040	213	231
Series 2010-71, Class HJ, 5.50%, 7/25/2040	351	399
Series 2010-147, Class SA, IF, IO, 4.82%, 1/25/2041 (h)	1,283	266

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2011-30, Class LS, IO, 2.14%, 4/25/2041 (h)	604	35
Series 2011-75, Class FA, 2.26%, 8/25/2041 (h)	213	215
Series 2011-118, Class MT, 7.00%, 11/25/2041	465	550
Series 2011-130, Class CA, 6.00%, 12/25/2041	864	1,008
Series 2013-81, Class TA, 3.00%, 2/25/2043	2,000	2,037
Series 2013-92, PO, 9/25/2043	1,270	1,101
Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,842
Series 2013-101, Class DO, PO, 10/25/2043	1,996	1,749
Series 2013-128, PO, 12/25/2043	2,473	2,187
Series 2011-2, Class WA, 5.86%, 2/25/2051 (h)	298	328
FNMA, REMIC Trust Series 2007-42, Class AO, PO, 5/25/2037	38	35
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, HB, IF, 28.24%, 7/25/2037 (h)	12	21
Series 2003-W4, Class 2A, 5.80%, 10/25/2042 (h)	50	56
Series 2003-W1, Class 1A1, 5.30%, 12/25/2042 (h)	458	499
Series 2003-W1, Class 2A, 5.82%, 12/25/2042 (h)	189	205
Series 2009-W1, Class A, 6.00%, 12/25/2049	656	750
FNMA, REMIC, Whole Loan Series 2007-101, Class A2, 1.95%, 6/27/2036 (h)	349	343
FNMA, STRIPS
Series 368, Class 3, IO, 4.50%, 11/25/2020	1	—	(i)
Series 218, Class 2, IO, 7.50%, 4/25/2023	2	—	(i)
Series 265, Class 2, 9.00%, 3/25/2024	3	3
Series 329, Class 1, PO, 1/25/2033	45	41
Series 345, Class 6, IO, 5.00%, 12/25/2033 (h)	66	10
Series 351, Class 7, IO, 5.00%, 4/25/2034 (h)	214	29
Series 355, Class 11, IO, 6.00%, 7/25/2034	182	36
Series 365, Class 8, IO, 5.50%, 5/25/2036	282	59
Series 374, Class 5, IO, 5.50%, 8/25/2036	152	28
Series 393, Class 6, IO, 5.50%, 4/25/2037	59	10
Series 383, Class 32, IO, 6.00%, 1/25/2038	69	16
Series 383, Class 33, IO, 6.00%, 1/25/2038	181	35
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.89%, 6/19/2035 (h)	804	804
GNMA
Series 1994-7, Class PQ, 6.50%, 10/16/2024	339	339
Series 1999-4, Class ZB, 6.00%, 2/20/2029	316	316
Series 2000-31, Class Z, 9.00%, 10/20/2030	110	110
Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	8	—	(i)
Series 2001-35, Class SA, IF, IO, 6.49%, 8/16/2031 (h)	93	1
Series 2002-52, Class GH, 6.50%, 7/20/2032	430	429
Series 2002-75, Class PB, 6.00%, 11/20/2032	872	917
Series 2003-58, Class BE, 6.50%, 1/20/2033	627	700
Series 2003-11, Class SK, IF, IO, 5.94%, 2/16/2033 (h)	233	6
Series 2003-12, Class SP, IF, IO, 5.98%, 2/20/2033 (h)	140	23
Series 2003-24, PO, 3/16/2033	27	25
Series 2003-40, Class TJ, 6.50%, 3/20/2033	742	826
Series 2003-46, Class TC, 6.50%, 3/20/2033	350	384
Series 2003-46, Class MG, 6.50%, 5/20/2033	462	516
Series 2003-52, Class AP, PO, 6/16/2033	131	119
Series 2003-90, PO, 10/20/2033	37	35
Series 2003-112, Class SA, IF, IO, 4.79%, 12/16/2033 (h)	469	62
Series 2004-28, Class S, IF, 14.82%, 4/16/2034 (h)	212	301
Series 2004-73, Class AE, IF, 11.22%, 8/17/2034 (h)	36	39
Series 2004-90, Class SI, IF, IO, 4.38%, 10/20/2034 (h)	667	89
Series 2005-68, Class DP, IF, 12.19%, 6/17/2035 (h)	79	96
Series 2010-14, Class CO, PO, 8/20/2035	237	214
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (h)	1,084	235

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2005-68, Class KI, IF, IO, 4.58%, 9/20/2035 (h)	1,516	303
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	216	36
Series 2006-16, Class OP, PO, 3/20/2036	99	90
Series 2006-38, Class SW, IF, IO, 4.78%, 6/20/2036 (h)	181	12
Series 2006-38, Class ZK, 6.50%, 8/20/2036	1,161	1,299
Series 2006-59, Class SD, IF, IO, 4.98%, 10/20/2036 (h)	332	58
Series 2006-65, Class SA, IF, IO, 5.08%, 11/20/2036 (h)	509	63
Series 2011-22, Class WA, 5.88%, 2/20/2037 (h)	472	538
Series 2007-57, PO, 3/20/2037	190	179
Series 2007-17, Class JO, PO, 4/16/2037	91	79
Series 2007-17, Class JI, IF, IO, 5.05%, 4/16/2037 (h)	849	154
Series 2007-19, Class SD, IF, IO, 4.48%, 4/20/2037 (h)	480	48
Series 2007-28, Class BO, PO, 5/20/2037	102	92
Series 2007-26, Class SC, IF, IO, 4.48%, 5/20/2037 (h)	420	46
Series 2007-27, Class SA, IF, IO, 4.48%, 5/20/2037 (h)	402	44
Series 2007-36, Class SE, IF, IO, 4.71%, 6/16/2037 (h)	236	29
Series 2007-47, Class PH, 6.00%, 7/16/2037	2,500	2,867
Series 2007-40, Class SB, IF, IO, 5.03%, 7/20/2037 (h)	841	139
Series 2007-42, Class SB, IF, IO, 5.03%, 7/20/2037 (h)	499	76
Series 2007-50, Class AI, IF, IO, 5.05%, 8/20/2037 (h)	310	58
Series 2007-53, Class SW, IF, 15.03%, 9/20/2037 (h)	44	56
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	148	12
Series 2009-79, Class OK, PO, 11/16/2037	155	142
Series 2007-73, Class MI, IF, IO, 4.28%, 11/20/2037 (h)	278	29
Series 2007-76, Class SA, IF, IO, 4.81%, 11/20/2037 (h)	540	61
Series 2007-72, Class US, IF, IO, 4.83%, 11/20/2037 (h)	266	46
Series 2007-79, Class SY, IF, IO, 4.83%, 12/20/2037 (h)	256	31
Series 2008-2, Class NS, IF, IO, 4.78%, 1/16/2038 (h)	524	83
Series 2008-2, Class MS, IF, IO, 5.40%, 1/16/2038 (h)	157	28
Series 2008-10, Class S, IF, IO, 4.11%, 2/20/2038 (h)	302	33
Series 2008-36, Class SH, IF, IO, 4.58%, 4/20/2038 (h)	422	32
Series 2008-40, Class SA, IF, IO, 4.64%, 5/16/2038 (h)	2,570	393
Series 2008-55, Class SA, IF, IO, 4.48%, 6/20/2038 (h)	230	36
Series 2008-71, Class SC, IF, IO, 4.28%, 8/20/2038 (h)	112	13
Series 2009-25, Class SE, IF, IO, 5.88%, 9/20/2038 (h)	199	26
Series 2008-93, Class AS, IF, IO, 3.98%, 12/20/2038 (h)	287	30
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	139	10
Series 2009-6, Class SA, IF, IO, 4.34%, 2/16/2039 (h)	323	35
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	674	121
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	278	51
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	270	67
Series 2009-22, Class SA, IF, IO, 4.55%, 4/20/2039 (h)	639	66
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	146	22
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	155	29
Series 2009-43, Class SA, IF, IO, 4.23%, 6/20/2039 (h)	274	32
Series 2009-72, Class SM, IF, IO, 4.49%, 8/16/2039 (h)	636	119
Series 2010-31, Class NO, PO, 3/20/2040	1,239	1,123
Series 2013-75, Class WA, 5.16%, 6/20/2040 (h)	1,301	1,440
Series 2010-130, Class CP, 7.00%, 10/16/2040	179	210
Series 2010-157, Class OP, PO, 12/20/2040	1,332	1,196
Series 2011-75, Class SM, IF, IO, 4.88%, 5/20/2041 (h)	888	134
Series 2014-188, Class W, 4.61%, 10/20/2041 (h)	635	691
Series 2012-141, Class WC, 3.69%, 1/20/2042 (h)	386	413
Series 2013-54, Class WA, 4.78%, 11/20/2042 (h)	1,905	2,095
Series 2013-91, Class WA, 4.49%, 4/20/2043 (h)	825	882
Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,473

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-160, Class PA, 3.50%, 7/20/2046	5,667	5,841
Series 2012-H24, Class FG, 2.43%, 4/20/2060 (h)	49	49
Series 2013-H03, Class FA, 2.30%, 8/20/2060 (h)	4	4
Series 2012-H21, Class CF, 2.70%, 5/20/2061 (h)	44	44
Series 2013-H05, Class FB, 2.40%, 2/20/2062 (h)	213	213
Series 2012-H15, Class FA, 2.45%, 5/20/2062 (h)	10	10
Series 2012-H26, Class MA, 2.55%, 7/20/2062 (h)	33	33
Series 2012-H28, Class FA, 2.58%, 9/20/2062 (h)	152	152
Series 2012-H29, Class FA, 2.51%, 10/20/2062 (h)	1,067	1,068
Series 2012-H31, Class FD, 2.34%, 12/20/2062 (h)	1,148	1,143
Series 2013-H01, Class FA, 1.65%, 1/20/2063	861	858
Series 2013-H04, Class BA, 1.65%, 2/20/2063	493	491
Series 2013-H08, Class FC, 2.45%, 2/20/2063 (h)	1,051	1,049
Series 2013-H07, Class HA, 2.41%, 3/20/2063 (h)	1,147	1,144
Series 2013-H09, Class HA, 1.65%, 4/20/2063	818	813
Series 2013-H18, Class JA, 2.60%, 8/20/2063 (h)	2,185	2,189
Series 2014-H01, Class FD, 2.65%, 1/20/2064 (h)	1,292	1,296
Series 2014-H09, Class TA, 2.60%, 4/20/2064 (h)	1,307	1,310
Series 2015-H15, Class FD, 2.44%, 6/20/2065 (h)	1,582	1,577
Series 2015-H15, Class FJ, 2.44%, 6/20/2065 (h)	3,528	3,519
Series 2015-H16, Class FG, 2.44%, 7/20/2065 (h)	2,426	2,420
Series 2015-H23, Class FB, 2.52%, 9/20/2065 (h)	2,428	2,429
Series 2015-H32, Class FH, 2.66%, 12/20/2065 (h)	1,819	1,829
Series 2017-H08, Class XI, IO, 2.22%, 3/20/2067 (h)	8,451	975
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (b) (h)	485	479
Series 2005-RP3, Class 1AF, 2.06%, 9/25/2035 (b) (h)	759	670
Series 2005-RP3, Class 1AS, IO, 2.66%, 9/25/2035 ‡ (b) (h)	573	71
Series 2006-RP2, Class 1AS2, IF, IO, 4.26%, 4/25/2036 ‡ (b) (h)	2,388	379
GSR Mortgage Loan Trust
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	204	219
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	103	105
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	340	359
Series 2005-4F, Class AP, PO, 5/25/2035 ‡	6	6
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	621	657
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,165	943
Headlands Residential LLC Series 2019-RPL1, 3.97%, 6/25/2024 (b) (e)	4,600	4,629
Impac CMB Trust
Series 2004-7, Class 1A1, 2.45%, 11/25/2034 (h)	879	894
Series 2005-4, Class 2A1, 2.31%, 5/25/2035 (h)	118	115
Impac Secured Assets Trust
Series 2006-1, Class 2A1, 2.06%, 5/25/2036 (h)	227	221
Series 2006-2, Class 2A1, 2.06%, 8/25/2036 (h)	98	99
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A3, 4.09%, 11/25/2033 (h)	391	405
Series 2006-A3, Class 6A1, 4.16%, 8/25/2034 (h)	83	84
Series 2006-A2, Class 4A1, 4.71%, 8/25/2034 (h)	313	326
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.78%, 4/25/2036 (h)	266	233
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	607	395
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.60%, 4/21/2034 (h)	165	168
Series 2004-4, Class 2A1, 4.10%, 5/25/2034 (h)	33	32
Series 2004-13, Class 3A7, 4.70%, 11/21/2034 (h)	385	395
Series 2004-15, Class 3A1, 4.48%, 12/25/2034 (h)	222	220
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	5	5
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	3	3
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	293	303

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2003-3, Class 1A1, 6.50%, 5/25/2033	113		116
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	334		352
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	223		232
Series 2004-6, Class 30PO, PO, 7/25/2034 ‡	167		142
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	280		291
Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	104		90
MASTR Asset Securitization Trust
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	—	(i)	—	(i)
Series 2004-8, PO, 8/25/2019 ‡	1		1
Series 2004-8, Class 1A1, 4.75%, 8/25/2019	—	(i)	—
Series 2003-12, Class 30PO, PO, 12/25/2033 ‡	20		19
Series 2004-1, Class 30PO, PO, 2/25/2034 ‡	14		12
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 2.06%, 5/25/2035 (b) (h)	1,545		1,083
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (b)	116		97
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 2.33%, 10/25/2028 (h)	91		92
Series 2003-F, Class A1, 2.35%, 10/25/2028 (h)	919		921
Series 2004-A, Class A1, 2.17%, 4/25/2029 (h)	154		151
Series 2004-1, Class 2A1, 4.03%, 12/25/2034 (h)	217		220
ML Trust XLVII Series 47, Class Z, 8.99%, 10/20/2020 ‡	—	(i)	—	(i)
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (h)	263		263
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	34		36
Series 2003-A1, Class A1, 5.50%, 5/25/2033	39		39
Series 2003-A1, Class A2, 6.00%, 5/25/2033	84		86
P -stla 10/11/2022 ‡	2,600		2,600
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 4.71%, 5/25/2035 (h)	6		6
RALI Trust
Series 2002-QS16, Class A3, IF, 13.05%, 10/25/2017 (h)	—	(i)	—	(i)
Series 2003-QS9, Class A3, IF, IO, 5.84%, 5/25/2018 ‡ (h)	4		—	(i)
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	(i)	—
Series 2003-QS12, Class A2A, IF, IO, 5.89%, 6/25/2018 ‡ (h)	2		—	(i)
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	7		7
Series 2004-QA6, Class NB2, 4.04%, 12/26/2034 (h)	771		685
RBSSP Resecuritization Trust Series 2009-12, Class 1A1, 5.46%, 11/25/2033 (b) (h)	206		213
Residential Asset Securitization Trust
Series 2003-A14, Class A1, 4.75%, 2/25/2019	—	(i)	—	(i)
Series 2005-A2, Class A4, IF, IO, 3.34%, 3/25/2035 ‡ (h)	1,322		114
Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	323		317
RFMSI Trust
Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	—	(i)	—	(i)
Series 2005-SA4, Class 1A1, 4.09%, 9/25/2035 (h)	185		171
Rmip Frn 8/25/2021‡	2,600		2,600
SART
4.75%, 7/15/2024	3,917		3,999
4.76%, 6/15/2025	3,968		4,050
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	4,384		4,606
Series 2019-3, Class MB, 3.50%, 10/25/2058 ‡	1,725		1,837
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 2.39%, 10/19/2034 (h)	298		299
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 2.35%, 9/25/2043 (h)	154		156
Series 2004-4, Class 3A, 3.94%, 12/25/2044 (h)	396		405
Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72%, 9/25/2022 (e)	2,795		2,807
Vendee Mortgage Trust
Series 1994-1, Class 1, 5.30%, 2/15/2024 (h)	148		155
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	187		201
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	254		282

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	197	218
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	383	427
Series 1998-1, Class 2E, 7.00%, 3/15/2028	447	505
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	885	997
Series 2003-2, Class Z, 5.00%, 5/15/2033	3,946	4,321
vMobo, Inc. 7.50%, 5/31/2024	3,100	3,100
WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	738	763
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 4.42%, 8/25/2033 (h)	50	51
Series 2003-AR9, Class 1A6, 4.32%, 9/25/2033 (h)	821	853
Series 2003-AR9, Class 2A, 4.40%, 9/25/2033 (h)	109	112
Series 2003-S9, Class P, PO, 10/25/2033 ‡	21	19
Series 2003-S9, Class A8, 5.25%, 10/25/2033	417	431
Series 2004-AR3, Class A1, 4.49%, 6/25/2034 (h)	67	69
Series 2004-AR3, Class A2, 4.49%, 6/25/2034 (h)	56	58
Series 2006-AR10, Class 2P, 3.87%, 9/25/2036 ‡ (h)	67	57
Series 2006-AR12, Class 2P, 3.33%, 10/25/2036 ‡ (h)	85	84
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 3.29%, 4/25/2035 ‡ (h)	1,101	150
Series 2005-2, Class 1A4, IF, IO, 3.34%, 4/25/2035 ‡ (h)	3,660	436
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035 ‡	1,019	201
Series 2005-4, Class CB7, 5.50%, 6/25/2035	1,214	1,199
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	1,035	211
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	236	231
Series 2005-6, Class 2A9, 5.50%, 8/25/2035	1,512	1,482
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	269	269

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $258,770)		276,543

ASSET-BACKED SECURITIES — 12.3%
Academic Loan Funding Trust Series 2013-1A, Class A, 2.51%, 12/26/2044 (b) (h)	957	947
ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (b)	2,810	2,812
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	600	638
Series 2015-2, Class AA, 3.75%, 12/15/2027 (b)	231	246
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	466	480
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	659	674
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	110	113
Series 2013-2, Class A, 4.95%, 1/15/2023	342	357
Series 2016-2, Class A, 3.65%, 6/15/2028	248	259
Series 2016-3, Class AA, 3.00%, 10/15/2028	357	362
Series 2017-1, Class AA, 3.65%, 2/15/2029	495	526
American Credit Acceptance Receivables Trust
Series 2016-4, Class C, 2.91%, 2/13/2023 (b)	71	71
Series 2017-1, Class C, 2.88%, 3/13/2023 (b)	82	82
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 ‡ (b)	3,894	4,033
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (b)	1,275	1,382
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 ‡ (b)	3,656	3,845
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (b)	2,000	2,156
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	850	939
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	2,737	2,857
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	500	534
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (b)	2,380	2,653
B2R Mortgage Trust Series 2015-2, Class A, 3.34%, 11/15/2048 (b)	718	721

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	593	632
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	949	997
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	695	725
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033 (b)	1,734	1,754
Series 2018-2, Class B, 5.44%, 6/15/2033 (b)	2,195	2,235
Series 2019-1, Class A, 4.21%, 7/15/2034 (b)	1,806	1,857
Series 2019-1, Class B, 5.19%, 7/15/2034 ‡ (b)	3,649	3,706
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (b)	135	135
Cabela’s Credit Card Master Note Trust
Series 2015-2, Class A1, 2.25%, 7/17/2023	880	881
Camillo Issuer LLC Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	4,924	4,913
Carnow Auto Receivables Trust Series 2017-1A, Class A, 2.92%, 9/15/2022 (b)	68	68
Carvana Auto Receivables Trust
Series 2019-2A, Class C, 3.00%, 6/17/2024 (b)	4,675	4,696
Series 2019-3A, Class C, 2.71%, 10/15/2024 (b)	5,240	5,242
Chase Funding Trust Series 2003-6, Class 1A7, 5.03%, 11/25/2034 ‡ (e)	505	526
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	1,114
Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3, Class A, 2.47%, 12/25/2033 (h)	12	12
Colony American Finance Ltd. (Cayman Islands) Series 2016-1, Class A, 2.54%, 6/15/2048 (b)	532	531
Continental Airlines Pass-Through Trust
Series 1999-2, Class A-1, 7.26%, 3/15/2020	13	13
Series 2007-1, Class A, 5.98%, 4/19/2022	324	341
Continental Credit Card Series 2017-1A, Class A, 4.29%, 1/15/2024 (b)	610	613
CoreVest American Finance Trust Series 2019-2, Class D, 4.22%, 6/15/2052 ‡ (b)	2,000	2,095
CPS Auto Receivables Trust
Series 2014-D, Class C, 4.35%, 11/16/2020 (b)	115	115
Series 2015-A, Class C, 4.00%, 2/16/2021 (b)	82	82
Series 2015-B, Class C, 4.20%, 5/17/2021 (b)	1,567	1,577
Series 2015-C, Class D, 4.63%, 8/16/2021 (b)	1,209	1,219
Series 2016-C, Class C, 3.27%, 6/15/2022 (b)	459	459
CPS Auto Trust Series 2018-C, Class D, 4.40%, 6/17/2024 (b)	2,964	3,060
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class A, 2.56%, 10/15/2025 (b)	176	176
Series 2017-1A, Class B, 3.04%, 12/15/2025 (b)	686	688
Series 2017-1A, Class C, 3.48%, 2/17/2026 (b)	574	577
Series 2017-2A, Class C, 3.35%, 6/15/2026 (b)	604	609
Series 2018-1A, Class A, 3.01%, 2/16/2027 (b)	1,543	1,550
Series 2018-3A, Class B, 3.89%, 10/15/2027 (b)	2,097	2,162
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 2.61%, 10/25/2034 (h)	78	75
Delta Air Lines Pass-Through Trust
Series 2012-1, Class A, 4.75%, 5/7/2020	164	166
Series 2015-1, Class AA, 3.63%, 7/30/2027	273	289
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 2/20/2032 (b)	5,548	5,567
Drive Auto Receivables Trust
Series 2017-1, Class C, 2.84%, 4/15/2022	259	259
Series 2015-DA, Class D, 4.59%, 1/17/2023 (b)	801	804
Series 2017-1, Class D, 3.84%, 3/15/2023	2,992	3,024
Series 2017-3, Class D, 3.53%, 12/15/2023 (b)	4,800	4,849
Series 2016-CA, Class D, 4.18%, 3/15/2024 (b)	3,099	3,139
Series 2018-2, Class C, 3.63%, 8/15/2024	1,755	1,765
Series 2019-4, Class C, 2.51%, 11/17/2025	1,960	1,963
DT Auto Owner Trust
Series 2016-4A, Class D, 3.77%, 10/17/2022 (b)	1,049	1,055
Series 2017-2A, Class C, 3.03%, 1/17/2023 (b)	56	56

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.63%, 2/22/2022 (b)	111	111
Exeter Automobile Receivables Trust
Series 2016-3A, Class B, 2.84%, 8/16/2021 (b)	93	93
Series 2018-4A, Class B, 3.64%, 11/15/2022 (b)	1,175	1,182
Series 2019-4A, Class C, 2.44%, 9/16/2024 (b)	2,170	2,163
Series 2019-3A, Class D, 3.11%, 8/15/2025 (b)	3,540	3,572
First Investors Auto Owner Trust Series 2015-2A, Class D, 4.22%, 12/15/2021 (b)	373	376
Flagship Credit Auto Trust
Series 2015-3, Class B, 3.68%, 3/15/2022 (b)	59	59
Series 2015-3, Class C, 4.65%, 3/15/2022 (b)	756	763
Series 2016-2, Class C, 6.22%, 9/15/2022 (b)	3,000	3,088
Series 2018-2, Class A, 2.97%, 10/17/2022 (b)	1,191	1,195
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,856	5,036
Foundation Finance Trust Series 2019-1A, Class A, 3.86%, 11/15/2034 (b)	1,444	1,468
FREED ABS Trust
Series 2018-2, Class A, 3.99%, 10/20/2025 (b)	1,510	1,521
Series 2019-2, Class A, 2.62%, 11/18/2026 (b)	2,011	2,011
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (h)	88	75
GLS Auto Receivables Trust Series 2016-1A, Class C, 6.90%, 10/15/2021 (b)	734	745
GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (b) (e)	13	13
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	355	355
Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055 (b)	2,536	2,543
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	589	611
HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (b)	1,438	1,436
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	1,956	2,035
HERO Funding Trust (Cayman Islands)
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	862	867
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	1,878	1,974
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	218	219
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 1.91%, 3/25/2036 ‡ (h)	53	53
Kabbage Funding LLC
Series 2019-1, Class A, 3.83%, 3/15/2024 (b)	6,044	6,108
Series 2019-1, Class B, 4.07%, 3/15/2024 (b)	3,070	3,100
KGS-Alpha SBA COOF Trust
Series 2012-2, Class A, IO, 0.69%, 8/25/2038 ‡ (b) (h)	3,577	79
Series 2013-2, Class A, IO, 1.96%, 3/25/2039 ‡ (b) (h)	3,451	147
Series 2015-2, Class A, IO, 3.26%, 7/25/2041 ‡ (b) (h)	1,367	153
Lendingpoint Asset Securitization Trust Series 2019-2, Class A, 3.07%, 11/10/2025 (b)	5,000	5,000
Lendmark Funding Trust Series 2019-1A, Class B, 3.40%, 12/20/2027 ‡ (b)	3,319	3,338
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (b)	4,205	4,226
Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (b)	1,526	1,534
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (b)	670	746
MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 (b) ‡	4,624	4,606
NCUA Guaranteed Notes Trust Series 2010-A1, Class A, 2.12%, 12/7/2020 (h)	223	223
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.04%, 11/25/2033 ‡ (e)	403	411
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (b)	1,801	1,803

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (b)	1,863	1,907
OneMain Financial Issuance Trust
Series 2016-1A, Class A, 3.66%, 2/20/2029 (b)	581	582
Series 2016-1A, Class C, 6.00%, 2/20/2029 (b)	1,800	1,836
Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023 (b)	1,455	1,455
Oportun Funding X LLC Series 2018-C, Class A, 4.10%, 10/8/2024 (b)	5,756	5,925
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (b)	3,010	3,026
Pretium Mortgage Credit Partners I LLC Series 2018-NPL4, Class A1, 4.83%, 9/25/2058 ‡ (b) (e)	1,555	1,565
Progress Residential Trust
Series 2015-SFR3, Class A, 3.07%, 11/12/2032 ‡ (b)	5,187	5,180
Series 2015-SFR3, Class D, 4.67%, 11/12/2032 ‡ (b)	295	295
Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (b)	1,200	1,199
Series 2019-SFR4, Class D, 3.14%, 10/17/2036 (b) ‡	5,000	4,998
Prosper Marketplace Issuance Trust Series 2019-3A, Class A, 3.19%, 7/15/2025 (b)	1,111	1,116
Regional Management Issuance Trust Series 2018-1, Class A, 3.83%, 7/15/2027 (b)	1,705	1,714
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (e)	287	121
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	758	782
Santander Drive Auto Receivables Trust Series 2015-5, Class E, 4.67%, 2/15/2023 (b)	4,200	4,217
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.28%, 1/25/2036 ‡ (e)	208	187
Sierra Timeshare Receivables Funding LLC Series 2019-2A, Class C, 3.12%, 5/20/2036 ‡ (b)	3,343	3,357
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (b)	243	243
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	368	381
Springleaf Funding Trust Series 2016-AA, Class B, 3.80%, 11/15/2029 (b)	2,040	2,044
Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (b)	525	536
Synchrony Card Funding LLC
Series 2019-A1, Class A, 2.95%, 3/15/2025	4,681	4,778
Series 2019-A2, Class A, 2.34%, 6/15/2025	5,000	5,040
Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	2,600	2,664
Tricolor Auto Securitization Trust Series 2018-2A, Class A, 3.96%, 10/15/2021 (b)	1,732	1,739
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033 ‡ (b)	1,770	1,766
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.60%, 3/1/2026	209	217
Series 2016-1, Class A, 3.45%, 7/7/2028	935	966
Series 2018-1, Class AA, 3.50%, 3/1/2030	1,047	1,111
Series 2018-1, Class A, 3.70%, 3/1/2030	711	735
Series 2019-1, Class AA, 4.15%, 8/25/2031	1,120	1,218
Series 2019-1, Class A, 4.55%, 8/25/2031	1,000	1,094
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,314	1,316
Vericrest Opportunity Loan Trust Series 2019-NPL8, Class A1A, 3.28%, 11/25/2049 (b) (e)	3,335	3,335
Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	2,405	2,447
VOLT LXXII LLC Series 2018-NPL8, Class A1A, 4.21%, 10/26/2048 ‡ (b) (e)	3,639	3,641
VOLT LXXV LLC Series 2019-NPL1, Class A1A, 4.34%, 1/25/2049 ‡ (b) (e)	2,486	2,504
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A, 3.33%, 11/26/2049 (b) (e)	3,599	3,601
VOLT Trust Series 2018-FT1, Class A1, 3.26%, 1/27/2023 (h)	432	430

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (b)	742	746
Westlake Automobile Receivables Trust
Series 2017-1A, Class C, 2.70%, 10/17/2022 (b)	265	265
Series 2017-1A, Class D, 3.46%, 10/17/2022 (b)	947	954
Series 2019-2A, Class D, 3.20%, 11/15/2024 (b)	2,500	2,536
World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	2,245	2,294
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	6,900	6,964

TOTAL ASSET-BACKED SECURITIES (Cost $252,015)		255,123

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.9%
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (b)	560	575
Series 2014-520M, Class C, 4.35%, 8/15/2046 ‡ (b) (h)	1,300	1,395
BAMLL Re-REMIC Trust
Series 2016-FR16, Class A, 0.93%, 5/27/2021 (b) (h)	2,600	2,532
Series 2014-FRR5, Class A714, PO, 1/27/2047 (b)	1,950	1,886
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030 (b)	483	483
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	4,400	4,598
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1, IO, 0.80%, 6/11/2041 ‡ (b) (h)	235	1
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 1.04%, 12/11/2049 ‡ (b) (h)	64	3
COBALT CMBS Commercial Mortgage Trust Series 2006-C1, IO, 1.08%, 8/15/2048 ‡ (h)	499	8
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	3,500	3,725
Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (b) (h)	1,060	1,085
Series 2006-GG7, Class AM, 5.81%, 7/10/2038 (h)	46	47
Series 2012-CR2, Class XA, IO, 1.80%, 8/15/2045 ‡ (h)	2,368	83
FHLMC, Multifamily Structured Pass-Through Certificates
Series KJ02, Class A2, 2.60%, 9/25/2020	37	37
Series KJ09, Class A2, 2.84%, 9/25/2022	2,421	2,471
Series KS01, Class A2, 2.52%, 1/25/2023	971	981
Series KPLB, Class A, 2.77%, 5/25/2025	353	364
Series K052, Class A2, 3.15%, 11/25/2025	3,560	3,765
Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,641
Series K065, Class AM, 3.33%, 5/25/2027	1,322	1,418
Series K070, Class A2, 3.30%, 11/25/2027 (h)	1,748	1,879
FNMA ACES
Series 2010-M3, Class A3, 4.33%, 3/25/2020 (h)	541	543
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (h)	1,975	2,076
Series 2017-M3, Class A2, 2.57%, 12/25/2026 (h)	6,250	6,384
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (h)	8,555	9,011
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (h)	3,815	4,019
Series 2018-M8, Class A2, 3.44%, 6/25/2028 (h)	2,580	2,777
Series 2018-M10, Class A2, 3.50%, 7/25/2028 (h)	3,335	3,603
Series 2017-M5, Class A2, 3.30%, 4/25/2029 (h)	3,376	3,606
GS Mortgage Securities Corp. II Series 2013-KING, Class A, 2.71%, 12/10/2027 (b)	1,098	1,097
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	998	1,098
LB-UBS Commercial Mortgage Trust Series 2006-C7, Class XW, IO, 0.88%, 11/15/2038 ‡ (b) (h)	2,176	—	(i)
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.76%, 12/12/2049 ‡ (b) (h)	407	—	(i)
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class X1, IO, 0.75%, 12/15/2043 ‡ (b) (h)	535	—	(i)
Series 2007-HQ11, Class X, IO, 0.41%, 2/12/2044 ‡ (b) (h)	481	1
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	664	681

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	2,236	2,293
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	883
Series 2012-C2, Class XA, IO, 1.47%, 5/10/2063 ‡ (b) (h)	7,068	201
VNDO Mortgage Trust
Series 2013-PENN, Class A, 3.81%, 12/13/2029 (b)	5,000	5,080
Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (b)	1,398	1,427
Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class A, 2.80%, 3/18/2028 (b) (h)	2,500	2,498
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044 (b)	1,700	1,736
Series 2013-C11, Class D, 4.40%, 3/15/2045 ‡ (b) (h)	400	406
Series 2012-C6, Class A4, 3.44%, 4/15/2045	800	816

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $77,028)		80,213

U.S. GOVERNMENT AGENCY SECURITIES — 0.8%
Resolution Funding Corp. STRIPS
DN, 3.03%, 1/15/2026 (a)	580	513
DN, 2.83%, 10/15/2027 (a)	510	433
Tennessee Valley Authority
5.88%, 4/1/2036	6,839	9,874
4.63%, 9/15/2060	304	433
Tennessee Valley Authority STRIPS
DN, 3.67%, 11/1/2025 (a)	5,000	4,395
DN, 4.81%, 6/15/2035 (a)	800	523

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $14,716)		16,171

MUNICIPAL BONDS — 0.6% (k)
California — 0.1%
General Obligation — 0.0% (c)
State of California, Various Purpose GO, 7.30%, 10/1/2039	350	539

Transportation — 0.1%
City of Los Angeles, Department of Airports Series 2009C, Rev., 6.58%, 5/15/2039	440	594

Total California		1,133

New York — 0.3%
Other Revenue — 0.0% (c)
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series D, Rev., 5.60%, 3/15/2040	360	466

Transportation — 0.3%
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,825	2,486
Series 165, Rev., 5.65%, 11/1/2040	440	599
Series 174, Rev., 4.46%, 10/1/2062	2,060	2,568

		5,653

Total New York		6,119

Ohio — 0.2%
Education — 0.1%
Ohio State University, General Receipts
Series 2016A, Rev., 4.05%, 12/1/2056	325	390
Series A, Rev., 4.80%, 6/1/2111	1,563	2,072
Rev., 5.59%, 12/1/2114	200	268

		2,730

Utility — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,315	2,078

Total Ohio		4,808

TOTAL MUNICIPAL BONDS (Cost $9,164)		12,060

FOREIGN GOVERNMENT SECURITIES — 0.4%
Province of Quebec (Canada) 7.36%, 3/6/2026 (e)	377	486
Republic of Colombia (Colombia)
4.00%, 2/26/2024	922	967
4.50%, 1/28/2026	581	630
7.38%, 9/18/2037	200	280
5.63%, 2/26/2044	200	245
5.00%, 6/15/2045	515	592
Republic of Panama (Panama) 4.50%, 4/16/2050	325	382

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Republic of Peru (Peru) 5.63%, 11/18/2050	88	128
Republic of South Africa (South Africa) 5.88%, 9/16/2025	640	698
United Mexican States (Mexico)
3.60%, 1/30/2025	788	824
4.13%, 1/21/2026	316	338
3.75%, 1/11/2028	1,216	1,264
4.60%, 1/23/2046	2,113	2,262

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $8,537)		9,096

	Shares (000)
SHORT-TERM INVESTMENTS — 3.7%
INVESTMENT COMPANIES — 3.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74%(l)(m) (Cost $75,776)	75,754	75,777

Total Investments — 99.3% (Cost $1,950,491)		2,051,976
Other Assets Less Liabilities — 0.7%		14,873

Net Assets — 100.0%		2,066,849

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2019.
CMBS	Commercial Mortgage-Backed Security
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2019. The rate may be subject to a cap and floor.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	The rate shown is the effective yield as of November 30, 2019.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2019.
(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2019.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(i)	Amount rounds to less than one thousand.
(j)	Defaulted security.
(k)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of November 30, 2019.
‡	Value determined using significant unobservable inputs.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$190,819	$64,304	$255,123
Collateralized Mortgage Obligations	—	252,695	23,848	276,543
Commercial Mortgage-Backed Securities	—	78,115	2,098	80,213
Corporate Bonds	—	488,740	—	488,740
Foreign Government Securities	—	9,096	—	9,096
Mortgage-Backed Securities	—	343,920	—	343,920
Municipal Bonds	—	12,060	—	12,060
U.S. Government Agency Securities	—	16,171	—	16,171
U.S. Treasury Obligations	—	494,333	—	494,333
Short-Term Investments
Investment Companies	75,777	—	—	75,777

Total Investments in Securities	$75,777	$1,885,949	$90,250	$2,051,976

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Core Bond Trust	Balance as of February 28, 2019	Realized gain (loss)		Change in unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2019
Investments in Securities
Asset-Backed Securities	$68,402	$3		$622		$(77)	$23,020	$(32,101)	$4,435	$—	$64,304
Collateralized Mortgage Obligations	7,549	—	(a)	655		(571)	25,359	(9,144)	—	—	23,848
Commercial Mortgage -Backed Securities	1,973	—		214		(123)	146	(112)	—	—	2,098
Corporate Bonds - Capital Markets	53	—		—	(a)	— (a)	—	(53)	—	—	—

Total	$77,977	$3		$1,491		$(771)	$48,525	$(41,410)	$4,435	$—	$90,250

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $1,761,000.

There were no significant transfers into or out of level 3 during the period ended November 30, 2019.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$53,249	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 31.00% (6.79%)
			Constant Default Rate	0.00% - 30.00% (0.05%)
			Yield (Discount Rate of Cash Flows)	2.58% - 7.02% (3.38%)

Asset-Backed Securities	53,249

	11,303	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (52.84%)
			PSA Prepayment Model	100.00% - 234.00% (100.00%)
			Constant Default Rate	0.00% - 6.61% (1.10%)
			Yield (Discount Rate of Cash Flows)	0.00% - 199.00% (6.36%)

Collateralized Mortgage Obligations	11,303

	2,089	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (2.93%)
			Yield (Discount Rate of Cash Flows)	1.47% - 7.02% (3.43%)

Commercial Mortgage-Backed Securities	2,089

Total	$66,641

#

The table above does not include level 3 securities that are valued by brokers and pricing services. At November 30, 2019, the value of these securities was approximately $23,609,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74% (a) (b)	$38,750	$457,352	$420,318	$(4)	$(3)	$75,777	75,754	$1,342	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	—	4,101	4,101	—	—	—	—	2	—

Total	$38,750	$461,453	$424,419	$(4)	$(3)	$75,777		$1,344	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.